1933 Act File No.  File No. 33-14604
                                           1940 Act File No.  File No. 811-04963


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          [X]
      Pre-Effective Amendment No.                                [ ]

      Post-Effective Amendment No. 16                            [X]

                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
      Amendment No. 18                                           [X]

                        (Check appropriate box or boxes.)
                                THE BERWYN FUNDS

              (Exact Name of Registrant as Specified in Charter)

                    1189 Lancaster Avenue, Berwyn, PA 19312

              (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code (610) 296-7222


                     Kevin M. Ryan, Secretary and Treasurer
                                The Berwyn Funds
                     1189 Lancaster Avenue, Berwyn, PA 19312

                    (Name and Address of Agent for Service)

Please send copies of all communications to:

                           Merrill R. Steiner, Esquire
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                           Philadelphia, PA 19103-7098
                                 (215) 564-8039

Approximate date of proposed public offering: May 1, 2000

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b).
[X] on May 1, 2000 pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Trustees and principal officers of The Berwyn Funds also have executed this registration statement.

                      Title of Securities Being Registered

   ........................................................................


                               Berwyn Income Fund
                                   Berwyn Fund

                                THE BERWYN FUNDS


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                                   BERWYN FUND

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                                   PROSPECTUS
                                   May 1, 2000




        This Prospectus describes shares of the Berwyn Fund, one of the series of The Berwyn Funds (the "Trust"). Shares of Berwyn Fund are sold on a no-load basis.





        The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

                                                                 Page

                               Risk/Return Summary                 3
 Carefully review these
 sections which summarize      Performance                         4
 the Fund's investments,
 risks, performance and fees   Fees and Expenses of the Fund       5

---------------------------------------------------------------------

 This section contains         Investment Objective,               6
 important additional          Principal Investment
 information, including the    Strategies and Related Risks
 Fund's principal
 investment strategies and
 risks

---------------------------------------------------------------------

 This section contains         Management and Organization         9
 details on the management
 of the Fund
---------------------------------------------------------------------

                               Shareholder Information            10
Turn to these sections for
information on how to open     Distribution and Taxes             12
and maintain your account,
including how to purchase,     Distributor                        12
sell and exchange Fund
shares
---------------------------------------------------------------------

This section contains          Financial Highlights               13
important financial
information on the Fund

RISK/RETURN SUMMARY

Investment Objective of the Fund

The Berwyn Fund (the "Fund") seeks to achieve long-term capital appreciation; current income is a secondary consideration.

Principal Investment Strategies of the Fund

The Fund invests in common stocks and fixed income securities that offer a potential for capital appreciation. Under normal market conditions at least 80% of the value of the Fund's net assets will be invested in common stocks. The principal strategy of the Fund is to achieve long term growth through investments in equities that the Fund's investment adviser (the "Adviser") believes are undervalued. However, during periods of stock market adversity the Fund may take a more defensive position through investment grade and/or junk bonds, as well as preferred stocks. The use of higher yielding securities also serves to offset the normal operating expenses of the Fund. Up to 20% of the value of the Fund's net assets may be invested in fixed income securities.

Principal Risks of Investing in the Fund

* Although the Fund will strive to achieve its goal, there is no assurance that it will. Market, economic and business risks affect common stock prices and cause them to fluctuate over time. While common stocks have historically been a leading choice of long term investors, stock prices may decline over short or even extended periods. Therefore, the value of your investment in the Fund may go down and you could lose money.

* The Fund's investment approach may result in investments in securities that are not in favor with other investment advisers or brokers or securities of lesser-known companies. The Fund's investment success depends on the skill of the Adviser in evaluating, selecting, and monitoring the Fund's investments. If the Adviser's conclusions about growth rates or stock values are incorrect, the Fund may not perform as anticipated.

* High yield bonds ("junk bonds") entail greater risks than those found in higher rated bonds. High yield bonds are considered to be below investment grade based on significant risk of issuer default. High yield bonds and other fixed income securities are sensitive to interest rate changes. Generally, when interest rates rise, the prices of fixed income securities fall. The longer the maturity of fixed income securities, the greater is the impact from interest rate changes. The value of the Fund's investments will also vary with bond market conditions.

* Other risks of high yield bonds include the market's relative youth, price volatility, sensitivity to economic changes, limited liquidity, valuation difficulties and special tax considerations.

* Lastly, the Fund is considered "non-diversified" under federal laws and regulations. This means that the Fund may invest a greater portion of its net assets in the shares of individual companies than a diversified fund could. Changes in the financial condition or market assessment of these companies may cause greater fluctuations in the share value of the Fund than in the share value of a diversified fund.

       An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation
                     (FDIC) or any other government agency.

PERFORMANCE

The bar chart and table can help you evaluate the potential risks of investing in the Berwyn Fund. They show changes in the yearly performance of the Fund (and its predecessor) over the last ten years and compare the average annual returns for the past one-year, five-year, and ten-year periods with the average annual returns of the Russell 2000 for the same periods. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. You should keep in mind that the Fund's past performance is not necessarily an indication of the Fund's future performance.



          -------------------------------------------------

                   Average Annual Total Return as of 12/31/99

                                   1 Year    5 Years   10 Years

             Fund                  -4.60%     5.85%     8.38%
             Russell 2000 Index*   21.35%    16.69%    13.40%


          * The Russell 2000 Index is an unmanaged index of equity securities of small capitalization companies and does not include the actual costs of fund operations or management expenses.

          -------------------------------------------------

FEES AND EXPENSES OF THE FUND

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below.

        ---------------------------------------------------------
                     Shareholder Transaction Fees+
               (Fees paid directly from your investment)
        ---------------------------------------------------------
        ---------------------------------------------------------
        Maximum Sales Charge (load) on              None
        Purchases ( as a percentage of
        offering price)
        ---------------------------------------------------------
        Sales Charge on Reinvested Dividends        None
        ---------------------------------------------------------
        Redemption Fees*                            1.00%
        ---------------------------------------------------------
        Exchange Fees                               None
        ---------------------------------------------------------


        ---------------------------------------------------------
                     Annual Fund Operating Expenses
             (Expenses that are deducted from Fund assets)
        ---------------------------------------------------------
        Management Fee                              1.00%
        ---------------------------------------------------------
        Distribution and Service (12b-1) Fees       0.00%
        ---------------------------------------------------------
        Other Expenses                              0.39%
        ---------------------------------------------------------
        Total Fund Operating Expenses               1.39%
        ---------------------------------------------------------

   + Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, so that their effect is included in the share price. The Fund has no sales charges (loads) or Rule 12b-1 distribution fees and minimal shareholder transaction fees.

   * A redemption fee of 1.00% is assessed if shares are redeemed in less than one year from the date of purchase.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Berwyn Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:


                        One Year   Three Years    Five Years     Ten Years

         Berwyn Fund     $139         $438          $768           $1,748

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES
AND RELATED RISKS

The Fund's investment objective of the Berwyn Fund is to seek long-term (i.e., greater than one year) capital appreciation; current income is a secondary consideration. The Fund is a non-diversified, open-end management investment company. Being non-diversified means that the Fund may invest a greater portion of its net assets in the shares of individual issuers.

The Adviser is a "value" manager. Where value is found in the marketplace is dependent upon many factors, including the level of inflation, price-to-earnings ratios, interest rates, stock market psychology and political factors. Over its history, the Adviser has, more often than not, found small-capitalization stocks to offer more value than large-capitalization stocks. Consequently, the performance of the Fund has been typified by the Russell 2000 composite stock index, a smaller capitalization index. At the present time the average weighted market capitalization for the Fund is under $400 million, which is considerably less than that of the Russell 2000.

The Fund invests in what it believes to be undervalued common stock and fixed income securities that offer a potential for long-term capital appreciation. This approach can often result in selecting securities that are not being recommended by other investment advisers and/or brokerage firms. In addition, this approach can often result in the selection of securities of lesser-known companies. The Fund, however, invests only in securities listed on national securities exchanges or quoted on the over-the-counter market.

Even though the Fund is considered non-diversified, it has placed restrictions on its investment policy for purposes of diversification. Two particularly significant restrictions are: (1) with respect to 50% of the value of its total assets, the Fund will not, at the time of purchase, invest more than 5% of the value of its total assets, at market value, in the securities of any one issuer, except the securities of the U.S. government, and (2) with respect to the other 50% of the market value of its total assets, the Fund will not invest at the time of purchase more than 15% of the market value of its total assets in any single issuer. With these two restrictions, hypothetically, the Fund could hold a portfolio with investments in as few as 14 issuers. The Fund does not anticipate having a portfolio with as few as 14 issuers. The investment policy of the Adviser has been to use two basic guidelines in the management of investment portfolios: (1) the initial investment in any single issuer must comprise less than 5% of the total value of the assets in a portfolio, including the Fund, and (2) the initial investment in any one industry must comprise less than 20% of the total value of the assets in a portfolio, including the Fund. (The maximum that the Fund will invest in any industry will be 25% of the value of its total assets). Under normal market conditions, the Fund follows the 5% and 20% guidelines of the Adviser. The Fund will always adhere to this 25% limitation.

Common Stocks -- Under normal market conditions, the Fund invests at least 80% of the value of its net assets in common stocks. The Fund selects common stock investments from three broad areas: (1) companies selling substantially below their book value; (2) companies selling at a low valuation to their present earnings level; and (3) companies judged by the Adviser to have above-average growth prospects over the next three-to-five year period and to be selling, in the opinion of the Adviser, at small premiums to their book value, or at modest valuations to their present earnings level.

The Adviser believes that (i) its strategy of investing in undervalued common stock offers the potential for long-term capital appreciation above that of the leading stock market indices (i.e., Dow Jones Industrial Average, Standard & Poor 500 Index, Russell 2000 and the Value Line Composite), and (ii) use of the guidelines of the Adviser for portfolio management together with the investment restrictions previously described will lessen the risks in this investment approach.

Corporate Bonds -- A corporate bond is an interest-bearing debt security issued by a corporation. The issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem ("call") a bond before maturity.

While the bond's annual interest income established by the coupon rate may be fixed for the life of the bond, its yield (income as a percent of current price) will reflect current interest rate levels. The bond's price rises and falls so that its yield remains reflective of current market conditions. Bond prices usually rise when interest rates fall and conversely, bond prices fall when interest rates rise.

While the portfolio of the Fund emphasizes investment in common stock, the Fund may invest up to 20% of the value of its net assets in fixed income securities (corporate bonds and preferred stocks.) The Fund invests in fixed income securities when the Adviser believes prevailing interest rates offer long-term capital appreciation. The fixed income securities selected may include securities with any of the ratings listed by Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), including securities with a S&P D rating, a Moody's C rating and unrated securities that are determined by the Adviser to be of equivalent quality. (See Appendices A and B in the Statement of Additional Information for S&P's and Moody's definitions of bond ratings.) Fixed income corporate debt securities that are rated BBB (S&P's rating) or Baa (Moody's rating) have speculative characteristics and are riskier investments than debt securities rated A (S&P's or Moody's rating) and higher. Fixed income securities that have credit ratings lower than BBB (S&P's rating) or Baa (Moody's rating) are commonly referred to as "junk bonds." These lower rated securities are speculative investments and investment in them is riskier than an investment in a fixed income security with a rating of BBB or Baa or higher. The ability of the issuer of a lower rated security to pay income or repay principal in accordance with the terms of the obligation may be impacted more severely by adverse economic conditions or a business downturn than the ability of an issuer of higher rated securities. Unrated securities may or may not be considered more creditworthy than lower rated securities.

Temporary Defensive Positions -- Although the Fund will normally invest according to its objective as outlined above, the Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in no-load money market funds, savings accounts and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper with the highest investment grade rating (A-1 by S & P and P-1 by Moody's Commercial Paper Ratings), repurchase agreements, U.S. treasury bills, treasury notes or treasury bonds backed by the "full faith and credit" of the U.S. Government, or the Fund may hold cash. Investment in a no-load money market fund will result in the Fund paying a management fee on the money invested in such fund in addition to the operating expenses of the Fund. When the Fund invests for temporary defensive purposes, the Fund may not achieve its investment objective.

Risks of Investing in the Fund

Investing in any mutual fund such as the Fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider an investment to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Fund.

Because the Fund is a non-diversified fund, an investment in the Fund may be a greater risk than an investment in a diversified fund. Bond prices usually rise when interest rates fall and conversely, bond prices fall when interest rates rise. If a bond is subject to a call and is called before maturity, the Fund may have to reinvest the proceeds at lower market rates.

The following table highlights other risks associated with investing in the Fund.

 ------------------------------------------------------------------------
                Risks                 How the Fund Manages These Risks
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Market Risk is the risk that all     The Fund maintains a long-term
 or a majority of the securities in   investment approach and focus on
 a certain market - like the stock    stocks we believe can appreciate
 or bond market - will decline in     over an extended time frame
 value because of factors such as     regardless of interim market
 economic conditions, future          fluctuations.  The Fund does not
 expectations or investor             try to predict overall stock
 confidence.  If the value of the     market movements and does not
 majority of common stocks held by    trade for short-term purposes.
 the Fund increases in value, then
 the net assets of the Fund and an
 investment in the Fund would
 normally increase in value.  If
 there is a decline in the value of
 a majority of the common stocks of
 the Fund, then the net assets of
 the Fund and investment in the
 Fund would normally decline in
 value.

 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Industry and Security Risk is the    The Adviser follows a rigorous
 risk that the value of securities    selection process before choosing
 in a particular industry or the      securities for the Fund.
 value of an individual stock or
 bond will decline because of
 changing expectations for the
 performance of that industry or
 for the individual company issuing
 the stock or bond.

 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Lower Rated, High Yield, High Risk   The Fund may invest in fixed
 Fixed Income Securities include      income securities that are listed
 those securities rated lower than    on national securities exchanges
 BBB by S&P and Baa by Moody's.       or quoted on the over-the-counter
 Securities of this type are          market.  The Adviser will attempt
 considered to be of poor standing    to minimize the risks of investing
 and predominantly speculative as     in medium grade and high yield,
 to their ability to repay interest   high risk bonds by doing a credit
 and principal.                       analysis of the issuer and
                                      monitoring the Fund's investments and the
                                      investment environment in general. The
                                      credit rating is not the only criterion
                                      for selection.  The Adviser examines the
                                      financial structure of each issuer and
                                      with regard to these securities,  makes a
                                      determination  as  to  the  issuer's
                                      ability  to  meet  its  debt  obligations.
                                      Achievement  of  the  Fund's  investment
                                      objective  is  more  dependent  on the
                                      Adviser's  credit analysis in selecting
                                      high yield,  high risk bonds than is the
                                      case in selecting higher quality
                                      securities.  However, there can be no
                                      guarantee that the issuer of the bonds in
                                      which the Fund  invests will not default
                                      or that the securities will not decline in
                                      value.
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Portfolio Turnover rates reflect     The Fund normally will not invest
 the amount of securities that are    for short-term trading purposes.
 replaced from the beginning of the   However, the Fund may sell
 year to the end of the year by the   securities without regard to the
 Fund.  The degree of portfolio       length of time they have been
 activity may affect brokerage        held.  The Fund anticipates that
 costs and other transaction costs    the portfolio turnover rate of the
 of the Fund, as well as taxes        Fund will not exceed 100%.
 payable by shareholders.

 ------------------------------------------------------------------------

 ------------------------------------------------------------------------
                Risks                 How the Fund Manages These Risks
 ------------------------------------------------------------------------
 ------------------------------------------------------------------------
 Small Company Investment Risk        The securities of companies with
 includes the general risks of        small revenues and capitalizations,
 investing in common stocks such as   in which the Fund invests, may
 market, economic and business risk   offer greater opportunity for
 that cause their prices to           capital appreciation than larger
 fluctuate over time.                 companies.  In addition to using
 Historically, smaller                the Adviser's credit analysis as
 capitalization stocks have been      described above, the Adviser may
 more volatile in price than larger   diversify its holdings to some
 capitalization stocks.  Among the    extent among various industry
 reasons for the greater price        sectors.
 volatility of these securities are
 the lower degree of liquidity in
 the markets for such stocks, and
 the potentially greater
 sensitivity of such small
 companies to changes in or failure
 of management, and to many other
 changes in competitive, business,
 industry and economic conditions,
 including risks associated with
 limited production, markets,
 management depth, or financial
 resources.

 ------------------------------------------------------------------------

For additional information about the Fund's investment policies, please see the Statement of Additional Information.

MANAGEMENT AND ORGANIZATION

The Fund commenced operations as a series of shares of The Berwyn Funds, a Delaware business trust, on April 30, 1999 in a reorganization of the predecessor of the Fund, The Berwyn Fund, Inc. In the reorganization, the Fund succeeded to all the business, assets and liabilities of its predecessor. The predecessor of the Fund was a registered investment company, which had substantially the same investment objective and policies as the Fund has.

The Killen Group, Inc. (the "Adviser") is the investment adviser to the Fund. The Adviser is a Pennsylvania corporation that was formed in September 1982. Its address is 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312. Robert E. Killen is Chairman, Chief Executive Officer and sole shareholder of the Adviser.

Robert E. Killen is also the President and Chairman of the Board of the Trust. He is the person primarily responsible for the day-to-day management of the Berwyn Fund's portfolio. He managed the portfolio of the Berwyn Fund, Inc., the predecessor of the Berwyn Fund, from May 4, 1984, the date of that Fund's public offering, until April 30, 1999. Robert E. Killen has over twenty-five years of experience as an investment adviser. In 1969, Robert E. Killen cofounded Compu-Val Management Associates, an investment advisory firm and was a 50% partner until February 1983. At that time, The Killen Group, Inc., replaced him as the 50% partner. The partnership of Compu-Val Management Associates was dissolved on December 31, 1983 and The Killen Group, Inc. continued its advisory business as a separate entity.

As of December 31, 1999, The Killen Group, Inc. was managing 234 individual investment portfolios worth approximately $227 million. On December 31, 1999, the Fund had over $39 million in net assets.

Investment Management Fees

Under the contract between the Fund and the Adviser, the Adviser provides the Fund with investment management services. These services include advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Fund's resources. In addition, employees of the Adviser manage the daily operations of the Fund under the supervision of the Board of Trustees. For the advisory services it provides, the Adviser receives a fee at the annual rate of 1.00% of the Fund's average daily net assets. The advisory fee payable to the Adviser by the Berwyn Fund is higher than that of many mutual funds.

Subject to the policies established by the Trust's Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions. When buying and selling securities, the Adviser gives consideration to brokers who have assisted in the distribution of the Fund's shares. The Fund may also pay brokerage commissions to brokers who are affiliated with the Adviser or the Funds.

SHAREHOLDER INFORMATION

Buying Shares

You may buy shares of the Fund without a sales charge. Your price for Fund shares is the Fund's net asset value per share (NAV). Your order will be priced at the next NAV calculated after the Fund's Transfer Agent receives your order. The Fund also has arrangements that permit third parties to accept orders on the Fund's behalf, so that investors can receive the NAV calculated after the order is received in good order by the third party.

The NAV is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (4:00 p.m. Eastern Time) every day the Exchange is open. If we receive your order after the close of trading, you will pay the next business day's price. Currently, the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all expense and liabilities, by the number of shares outstanding. The Fund's securities are valued each day at their market value, which usually means the last quoted sale price on the security's principal exchange. If market quotes are not readily available, securities will be priced at their fair value as determined in good faith by the Fund's Board of Trustees.

Minimum Investment

* The minimum initial investment for the Fund is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in the Fund or between accounts in the Berwyn Fund and Berwyn Income Fund, another series of the Trust, that total $3,000 in the aggregate. Subsequent investments must be at least $250.

* For an Individual Retirement Account (IRA), the minimal initial investment is $1,000. The minimum initial investment for a spousal IRA is $250. Subsequent investments in IRA accounts must be at least $250. There are no minimum investment requirements for an investment by pension or profit sharing plan or a custodial account established for the benefit of a minor.

The Fund has an Automatic Investment Plan under which an investor may have money transferred from the investor's checking account to the investor's account in the Fund. If you wish to use this Plan, please contact the Fund for further information and an application.


In-Kind Purchases

An investor may exchange securities for shares of the Fund. Generally, an exchange of securities for shares of the Fund will be a taxable exchange. This means that an investor may have to recognize any gain or loss for federal and state income tax purposes. The securities must meet the Fund's investment objectives and policies. The securities will be valued in the same way that the Fund's portfolio is valued for purposes of calculating the NAV. Please contact the Adviser for further information.

Exchange of Shares

* You may exchange your shares of one Fund for shares of Berwyn Income Fund, another series of the Trust. The initial minimum of $3,000 for the Funds must be met ($1,000 for IRAs and no minimum initial investment for pension or profit sharing plans or custodial accounts for minors).

* Shares may also be exchanged for shares in the Rodney Square Fund or the Rodney Square Tax-Exempt Fund. These funds are money market funds managed by Rodney Square Management Corporation and distributed by Rodney Square Distributors, Inc. Exchanges will be made on the basis of the next NAV of the funds involved that is determined after a request for an exchange has been received. The minimum initial investment for each of the Rodney Square Funds is $1,000. A shareholder may request an exchange by calling (800) 992-6757 between (9:00 a.m. and 4:00 p.m. Eastern Time) on any business day or by writing to the Fund's Transfer Agent.

* A shareholder in the Fund, however, will only be permitted to exchange shares in his or her account for shares of one of the other funds four times in any twelve-month period. A shareholder in a Rodney Square Fund may exchange shares of the Rodney Square Fund for shares of the Fund as often as he or she wishes. The Fund reserves the right to amend or change the exchange privilege upon 60 days' notice to shareholders.

Redeeming Shares

* You may redeem your shares at any time. The shares will be redeemed at the next NAV calculated after the Fund's Transfer Agent has received the redemption request. You may redeem your shares by sending a written request to the Fund's Transfer Agent. If you have selected the telephone redemption option on your application, you may redeem up to $5,000 worth of shares by calling the Transfer Agent at (800) 992-6757 on any business day between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

* The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended, under which the Fund is obligated to redeem the shares of any shareholder solely in cash up to the lesser of 1% of the net asset value of the Fund or $250,000 during any 90-day period. Should any shareholder's redemption exceed this limitation, the Fund can, at its option, redeem the excess in cash or in portfolio securities selected solely by the Fund (and valued as in computing NAV). In such a redemption in portfolio securities, an investor selling such securities received in the redemption would probably incur brokerage charges and there can be no assurance that the prices realized by an investor upon the sale of such securities will not be less than the values used in computing NAV for the purpose of such redemption.

* Generally, there is no sales charge for redeeming shares. The Fund, however, does charge a 1% redemption fee on shares held for less than one year. The fee is charged on the proceeds of the redemption. The fee is paid to the Fund and included in its net assets for the benefit of the remaining shares. This fee is waived for those who buy and sell shares of the Fund through third parties.

Shareholders may buy and sell shares of the Fund through broker dealers who may charge a fee for such service. In addition, if a shareholder redeems shares through the Transfer Agent and requests that the proceeds be wired to the shareholder, the Transfer Agent may charge the shareholder a wiring fee.


DISTRIBUTION AND TAXES

The Fund distributes annually all of its net investment income and any net realized capital gains. It is not ordinarily to your advantage to buy shares in the Fund shortly before the Fund makes a distribution because part of your investment will come back to you as a taxable distribution. Unless a shareholder requests otherwise in the account application, dividends and capital gains distributions will be automatically reinvested in shares of the Fund at the NAV on the Fund's ex-dividend date.

In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares. The Advisor expects that the majority of distributions from the Fund will be long-term capital gain distributions.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell or redeem your shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of the Berwyn Income Fund, the Rodney Square Fund or the Rodney Square Tax-Exempt Fund is the same as a sale.

Fund distributions and gains from the sale or exchange of your shares generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 31% of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.


DISTRIBUTOR

Berwyn Financial Services Corp. ("Berwyn Financial"), located at 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312, serves as a non-exclusive distributor of the Fund's shares pursuant to a selling agreement between Berwyn Financial and the Trust. Under the terms of the agreement, Berwyn Financial is a selling agent for the Fund in certain jurisdictions in order to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares. Berwyn Financial does not charge a fee for the services provided under the selling agreement with the Fund. The Fund continues to bear the expenses of all filing or notification fees incurred in connection with the registration of shares under state securities laws.


FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance and reflects the financial performance of the Fund and its predecessor for the fiscal year ended December 31, 1999 and the financial performance of the predecessor of the Fund, for the previous four fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders, which is available without charge on request by calling 1-800-992-6757.


                              FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                           YEAR ENDED

                             12/31/99  12/31/98  12/31/97  12/31/96  12/31/95

Net Asset Value, Beginning   $16.96    $22.01    $19.69    $19.43    $17.55
of Year
                             ------    ------    ------    ------    ------
Income from Investment
Operations:                  (0.08)    (0.09)     0.00     (0.02)    0.00
       Net Investment
Income (Loss)                (0.70)    (4.11)     5.06      2.78     3.34
       Net Realized and
Unrealized Gains
      (Losses) on Securities
                             ------    ------    ------    ------   ------
      Total from Investment  (0.78)    (4.20)     5.06      2.76     3.34
Operations
                             ------    ------    ------    ------   ------

Less Distributions:
       Dividends from Net     0.00      0.00      0.00      0.00    (0.01)
Investment Income
       Distributions from     0.00     (0.85)    (2.74)    (2.50)   (1.45)
Net Realized Gains
                             ------    ------    ------    ------   ------
      Total Distributions     0.00     (0.85)    (2.74)    (2.50)   (1.46)
                             ------    ------    ------    ------   ------
Net Asset Value, End of Year $16.18   $16.96     $22.01    $19.69   $19.43
                             ------   ------     ------    ------   ------

      Total Return           (4.60%)  (18.90%)    26.05%    14.35%   19.18%

Ratios/Supplemental Data:
Net Assets, End of Period    $39,310  $62,862   $100,406   $94,056  $97,234
(000)

Ratio of Expenses to          1.39%    1.20%     1.20%      1.21%    1.23%
Average Net Assets

Ratio of Net Investment
Income (Loss) to             (0.39%)  (0.45%)   (0.02%)    (0.10%)   0.04%
       Average Net Assets

Portfolio Turnover Rate        6%       19%       26%        32%      32%

Berwyn Fund

More information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report to Shareholders, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund and the Fund's predecessor during the last fiscal year. You can find more detailed information about the Fund in the current Statement of Additional Information ("SAI"), which we have filed with the U.S. Securities and Exchange Commission (the "SEC") and which is legally a part of this prospectus. If you want a free copy of the SAI, the Annual or Semi-Annual Report, or if you have any questions about investing in the Fund, you can write to us at the Berwyn Fund, Shareholder Services, c/o PFPC, P. O. Box 8987, Wilmington, DE 19899 or call us toll free at 1-800-992-6757.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102 or by electronic request to the SEC's e-mail address: publicinfo@sec.gov. Information about the Fund, including the SAI, can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1-202-942-8090.


Shareholder Services

PFPC Inc.
P.O. Box 8987
Wilmington, Delaware 19899

800-992-6757 (toll-free)


(Investment Company Act File Number 811-04963)

                                THE BERWYN FUNDS


-------------------------------------------------------------------------------

                               BERWYN INCOME FUND

-------------------------------------------------------------------------------




                                   PROSPECTUS
                                   May 1, 2000




        This Prospectus describes shares of Berwyn Income Fund, one of the series of The Berwyn Funds (the "Trust"). Shares of Berwyn Income Fund are sold on a no-load basis.




        The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

                                                                 Page

                               Risk/Return Summary                 3
 Carefully review these
 sections which summarize      Performance                         4
 the Fund's investments,
 risks, performance and fees   Fees and Expenses of the Fund       5


---------------------------------------------------------------------

 This section contains        Investment Objective,               6
 important additional         Principal Investment
 information, including the   Strategies and
 Fund's principal             Related Risks
 investment strategies and
 risks

---------------------------------------------------------------------

 This section contains        Management and Organization        10
 details on the management
 of the Fund
---------------------------------------------------------------------

                              Shareholder Information            10
Turn to these sections for
information on how to open    Distribution and Taxes             12
and maintain your account,
including how to purchase,    Distributor                        13
sell and exchange Fund
shares
---------------------------------------------------------------------

 This section contains        Financial Highlights               14
 important financial
 information on the Fund

RISK/RETURN SUMMARY

Investment Objective of the Fund

Berwyn Income Fund's (the "Fund") investment objective is to provide investors with current income while seeking to preserve capital by taking what the Fund considers reasonable risks.

Principal Investment Strategies of the Fund

The Fund intends to achieve its objective through investment in corporate bonds, preferred stocks, U.S. Treasury bonds and notes, debt securities issued by U.S. Government agencies and dividend paying common stocks. The Fund's investment adviser (the "Adviser") determines the percentage of each category of security to hold based upon the prevailing economic and market conditions. The Fund, however, does allow investment in common stocks when the value of the common stocks in the Fund's portfolio is less than 30% of the value of the Fund's net assets. The Fund uses value criteria as a strategy in selecting the Fund's investments.

Normally, the Fund will invest in a diversified portfolio consisting of a mix of securities, such as corporate bonds, preferred stocks and common stocks. The Adviser may invest 100% of the Fund's net assets in corporate bonds or preferred stocks. If the Adviser decides it is appropriate, the Adviser may invest all of the Fund's net assets in lower rated, high yield, high risk bonds or "junk bonds." The Adviser has the discretion to vary the average duration of the bond portfolio in order to take advantage of prevailing trends in interest rates. The current average maturity of the bonds in the Fund is 11.1 years and the average duration is 6 years.

Principal Risks of Investing in the Fund

* Although the Fund will strive to achieve its goal, there is no assurance that it will. The value of the Fund's investments will fluctuate with market conditions and, as a result, the value of your investment in the Fund will fluctuate. You could lose money on your investment in the Fund, or the Fund could underperform other investments.

* High yield bonds entail greater risks than those found in higher rated bonds. High yield bonds are considered to be below investment grade based on significant risk of issuer default. High yield bonds and other fixed income securities are sensitive to interest rate changes. Generally, when interest rates rise, the prices of fixed income securities fall. The longer the maturity of fixed income securities, the greater is the impact from interest rate changes. The value of the Fund's investment will also vary with bond market conditions.

* Other risks of high yield bonds include the market's relative youth, price volatility, sensitivity to economic changes, limited liquidity, valuation difficulties and special tax considerations.

* The prices of common stocks and preferred stocks are subject to market, economic and business risks that will cause their prices to fluctuate over time. The Fund may invest in preferred and common stocks with limited liquidity. The Fund can invest in the preferred or common stock of companies with small market capitalizations. Such preferred or common stocks tend to have less liquidity than the stock of companies with large market capitalizations. The preferred stock of large companies, however, may also have limited liquidity, particularly if the size of the issue of such stock is small.

      An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation
      (FDIC) or any other government agency.

PERFORMANCE

The bar chart and table below can help you evaluate the potential risks of investing in Berwyn Income Fund. They show changes in the yearly performance of the Fund (and its predecessor) over the last ten years and compare the average annual returns for the past one-year, five-year, and ten-year periods with the returns of the various indices listed. Investment performance also often reflects the risks associated with the Fund's investment objective and policies. You should keep in mind that the Fund's past performance is not necessarily an indication of the Fund's future performance.



             --------------------------------------------------

                Average Annual Total Return as of 12/31/99

                          1 Year   5 Years  10 Years
                Fund       0.83%    8.51%    10.05%
                BIG*      -0.83%    7.74%     7.75%
                HYC**      1.24%   10.38%    11.35%
                LII+       4.43%   13.23%    10.82%

             *    Salomon Smith Barney Broad Investment
                  Grade Bond Index ("BIG") is an
                  unmanaged index of investment grade
                  bonds and does not include the costs
                  of fund operating or management expenses.

             **   Salomon Smith Barney High Yield Composite
                  Index ("HYC") is a widely
                  recognized unmanaged index of high yield securities, and does not include the costs of fund operating or management expenses.

             +    Lipper Income Fund Index ("LII") is an
                  unmanaged composite of the
                  performance of income funds, funds that
                  invest primarily in fixed income
                  securities and does include the costs of
                  fund operating or management expenses.
             --------------------------------------------------

FEES AND EXPENSES OF THE FUND

As an investor, you pay certain fees and expenses in connection with the Fund, which are described in the table below.


          -----------------------------------------------------
                     Shareholder Transaction Fees*
               (Fees paid directly from your investment)
          -----------------------------------------------------
          -----------------------------------------------------
          Maximum Sales Charge (load) on          None
          Purchases (as a percentage of
          offering price)
          -----------------------------------------------------
          Sales Charge on Reinvested              None
          Dividends
          -----------------------------------------------------
          Exchange Fees                           None


          -----------------------------------------------------
                     Annual Fund Operating Expenses
             (Expenses that are deducted from Fund assets)
          -----------------------------------------------------
          -----------------------------------------------------
          Management Fee                         0.50%
          -----------------------------------------------------
          Distribution and Service               0.00%
          (12b-1) Fees
          -----------------------------------------------------
          Other Expenses                         0.27%
          -----------------------------------------------------
          Total Fund Operating Expenses          0.77%
          -----------------------------------------------------


   * Shareholder transaction fees are paid from your account. Annual fund operating expenses are paid out of Fund assets, so that their effect is included in the share price. The Fund has no sales charges (loads) or Plan 12b-1 distribution fees and minimal shareholder transaction fees.


EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                            One Year    Three Years   Five Years  Ten Years

       Berwyn Income Fund     $77          $243         $425        $968

INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
RELATED RISKS

The Fund's investment objective is to provide investors with current income while seeking to preserve capital by taking what the Fund considers reasonable risks. The Fund invests in corporate bonds, U.S. Treasury bonds and notes, debt securities issued by U.S. Government Agencies, preferred stocks, and dividend paying common stocks. The Fund may invest any percentage of its net assets in the foregoing securities the Adviser deems appropriate, except common stocks. The Adviser may not purchase common stocks when the value of the common stocks that the Fund owns is equal to 30% or more of the Fund's net assets. The Adviser would not be required to sell any common stocks owned if the value of the common stocks exceeded 30% of net assets due to appreciation of the common stocks or depreciation in the Fund's other securities.

The Adviser uses value criteria in selecting the Fund's investments. The value criteria can lead the Adviser to invest a significant portion of the portfolio in securities of companies with smaller capitalizations.

Corporate Bonds -- The Fund seeks to achieve its objective by investing in the corporate bonds of only those issuers that, in the opinion of the Adviser, have sufficient net worth and operating cash flow to repay principal and make timely interest payments. A corporate bond is an interest-bearing debt security issued by a corporation. For fixed rate bonds, the issuer has a contractual obligation to pay interest at a stated rate on specific dates and to repay principal (the bond's face value) on a specified date. An issuer may have the right to redeem ("call") a bond before maturity.

While the bond's annual interest income established by the coupon rate may be fixed for the life of the bond, its yield (income as a percent of current price) will reflect current interest rate levels. The bond's price rises and falls so that its yield remains reflective of current market conditions.

The Adviser will select corporate bonds primarily on the basis of current yield and secondarily on the basis of anticipated long term return. The duration of bonds purchased by the Fund will typically vary from three to seven years. The Adviser has the discretion to vary the average duration of the bond portfolio in order to take advantage of prevailing trends in interest rates.

When selecting corporate bonds, the Adviser will take into account the rating the bond has received from Standard and Poor's Ratings Group ("S&P") and Moody's Investor's Service, Inc. ("Moody's"). The Adviser has the discretion to invest in bonds with any rating as long as the issuer is not in default in the payment of interest or principal. The Adviser may also invest in unrated bonds and may purchase bonds in private transactions.

Bonds rated A or higher by S&P and Moody's are considered high grade securities and have the three highest ratings for creditworthiness. Bonds rated BBB by S&P or Baa by Moody's are defined as medium grade securities. These securities are considered creditworthy and of investment quality, but there is a possibility that the ability of the issuer of the securities to pay interest or repay the principal in the future may be impaired by adverse economic conditions or changing circumstances. Bonds rated lower than BBB (S&P's rating) or Baa (Moody's rating) are less creditworthy than investment grade securities with the same maturity and, as a consequence, may pay higher income. Bond securities rated BB, B, CCC or CC by S & P or Ba, B or Caa by Moody's are regarded on balance as predominantly speculative with respect to capacity to pay interest and repay principal.

At December 31, 1999, the Fund's portfolio was invested in investment grade and high yield, high risk corporate bonds, preferred and common stocks and closed-end mutual funds. Listed below are the percentages of the portfolio invested at December 31, 1999, in securities with various bond ratings published by Moody's and S&P as well as the percentages invested in unrated bonds, preferred and common stocks and closed end mutual funds:

      Moody's Ratings:
      A:  16.6%; Baa:  6.1%; Ba:  4.6%; B:  19.4%; Unrated:  9.9%

      S&P Ratings:
      A:  12.1%; BBB: 14.3%; BB:  4.0%; B:  10.7%; Unrated:  15.5%

      Preferred and Common Stocks and Closed-End Investment Companies:
       Preferred Stocks:  16.3%; Common Stocks:  26.8%;
       Closed-End Investment Companies:  0.2%

The Fund will not invest in corporate bonds issued to finance a leveraged buyout. The Fund will also diversify its portfolio and do a credit analysis of the issuers in which it invests.

Preferred and Common Stocks -- The Fund also invests in preferred stocks and may invest in common stocks, subject to the 30% limit described above, when the Adviser deems it appropriate. The Adviser uses value criteria in selecting preferred and common stock. The portfolio allocations to preferred and common stock are determined by the Adviser based upon the market valuation of these securities relative to corporate bonds. The outlook for the economy is also a consideration. During periods of economic strength, greater emphasis is placed on preferred and common stock. Preferred stocks are selected from two categories: (1) preferred stocks offering an above average yield, in the opinion of the Adviser, in comparison to preferred stocks of the same quality; and (2) preferred stocks offering a potential for capital appreciation due to the business prospects of the issuer. The Fund may also purchase preferred stocks in transactions that qualify under Rule 144A.

Common stocks are selected from three categories: (1) stocks selling substantially below their book value; (2) stocks selling at low valuations to their present earnings level; and (3) stocks judged by the Adviser to have above average growth prospects and to be selling at small premiums to their book value or at modest valuations to their present earnings level.

The Fund purchases only common stocks that have been paying cash dividends. Preferred stocks that have a cumulative feature do not have to be paying current dividends in order to be purchased. If a dividend on a stock is canceled, the Fund would not be required to sell the stock.

The method of stock selection used by the Fund may result in the Fund selecting stocks that are not being recommended by other investment advisers or brokerage firms. The Fund may invest in the securities of lesser known companies. The Adviser believes, however, that any risks involved in the stocks selected for the Fund will be minimized by diversification of the Fund's portfolio and daily monitoring of the stock selection. In addition, the Fund invests only in stocks listed on national securities exchanges or quoted on the over-the-counter market.

Temporary Defensive Positions -- Although the Fund will normally invest according to its objective as outlined above, the Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in no-load money market funds, savings accounts and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper with the highest investment grade rating (A-1 by S & P and P-1 by Moody's Commercial Paper Ratings), repurchase agreements, U.S. treasury bills, or treasury notes and treasury bonds backed by the "full faith and credit" of the U.S. Government, or the Fund may hold cash. Investment in a no-load money market fund will result in the Fund paying a management fee on the money invested in such fund in addition to the operating expenses of the Fund. When the Fund invests for temporary defensive purposes, the Fund may not achieve its investment objective.

Risks of Investing in the Fund

Investing in any mutual fund such as the Fund involves risk, including the risk that you may receive little or no return on your investment, and the risk that you may lose part or all of the money you invest. Before you invest in the Fund you should carefully evaluate the risks. Because of the nature of the Fund, you should consider an investment in the Fund to be a long-term investment that typically provides the best results when held for a number of years. The following are the chief risks you assume when investing in the Fund.

Bond prices usually rise when interest rates fall and conversely, bond prices fall when interest rates rise. If the bond is subject to a call and is called before maturity, the Fund may have to reinvest the proceeds at lower market rates.

Issuers of high yield, high risk bonds are generally smaller, less creditworthy companies or highly leveraged companies which are generally less able than more financially stable companies to make scheduled payments of interest and principal. The risks posed by bonds issued under such circumstances are substantial. For example, during an economic downturn or a sustained period of rising interest rates, highly leveraged companies or smaller, less creditworthy companies may experience financial stress. During these periods, such companies may not have sufficient cash flows to meet their interest payment obligations. A company's ability to service its debt obligations may also be adversely affected by specific corporate developments, the company's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield, high risk bonds because such securities are unsecured and are often subordinated to other creditors of the issuer.

In addition to the risk of default, holders of high yield, high risk bonds also face the risk of greater market volatility than the holders of investment grade bonds. Changes in the general level of interest rates normally affect the market value and yield of corporate bonds. As a general rule if the level of interest rates were to decline, these securities would increase in value and the yield would decline. Conversely, if the interest rate level rose, bonds would decline in value and the yield would increase. Fluctuations in the general level of interest rates would therefore affect the value of the Fund's investments and the value of an investment in the Fund. However, the market value of high yield, high risk bonds may be affected not only by changing interest rates, but also by investors' perception of credit quality and the outlook for economic growth. When economic conditions appear to be deteriorating, lower rated bonds may decline due to investors' heightened concern over credit quality, regardless of prevailing interest rates. Especially at such times, trading in high yield, high risk bonds may become thin and market liquidity may be significantly reduced. Even under normal conditions, the market for high yield, high risk bonds may be less liquid than the market for investment grade bonds. In periods of reduced market liquidity, the prices of high yield, high risk bonds may become more volatile and these securities may experience sudden and substantial price declines.

In addition to bonds that are rated, the Fund also invests in unrated bonds. These securities may or may not be more speculative than investment grade
securities.   The  risks  of  investing   in  unrated   bonds  depend  upon  the
creditworthiness of the issuer, changes in interest rates and economic and market factors. The Adviser will determine the creditworthiness of an unrated debt security and the issuer's ability to meet the interest and principal obligations of such security.


The following table highlights other risks associated with investing in the Fund.

 --------------------------------------------------------------------------
                Risks                 How The Fund Manage These Risks
 --------------------------------------------------------------------------
 --------------------------------------------------------------------------
 Market Risk is the risk that all     The fund maintains a long term
 or a majority of the securities in   investment approach.  It manages a
 a certain market - like the stock    market risk, primarily through
 or bond market - will decline in     diversification - of asset classes,
 value because of factors such as     of industry sectors, of company
 economic conditions, future          names and, in relation to bonds, of
 expectations or investor             maturities.  The Fund does not try
 confidence.                          to predict overall market movements
                                      and does not trade for short-term
                                      purposes.

 --------------------------------------------------------------------------
 --------------------------------------------------------------------------
 Industry and Security Risk is the    The Berwyn Income Fund limits its
 risk that the value of securities    assets invested in any one industry
 in a particular industry or the      and in any individual security.  The
 value of an individual stock or      Adviser also follows a rigorous
 bond will decline because of         selection process before choosing
 changing expectations for the        securities for the Fund.
 performance of that industry or
 for the individual company issuing
 the stock or bond.

 --------------------------------------------------------------------------
 --------------------------------------------------------------------------
 Lower Rated, High Yield, High Risk   The Fund may invest in fixed income
 Fixed Income Securities include      securities that are listed on
 those securities rated lower than    national securities exchanges or
 BBB by S&P or Baa by Moody's.        quoted on the over-the-counter
 Securities of this type are          market.  The Adviser will attempt to
 considered to be of poor standing    minimize the risks of investing in
 and predominantly speculative as     medium grade and high yield, high
 to their ability to repay interest   risk bonds by doing a credit
 and principal.                       analysis of the issuer and
                                      monitoring the Fund's  investments and the
                                      investment   environment  in  general. The
                                      credit rating is not the only criterion
                                      for selection.  The Adviser examines the
                                      financial structure of each issuer and
                                      with regard to these securities, makes  a
                                      determination as to the issuer's ability
                                      to meet its debt  obligations.
                                      Achievement of the Fund's investment
                                      objective  is more dependent on the
                                      Adviser's  credit analysis in  selecting
                                      high yield,  high risk bonds than  is  the
                                      case  in  selecting   higher quality
                                      securities.  However,  there can be no
                                      guarantee  that the issuer of the bonds
                                      in which the Fund  invests will not
                                      default or that the securities will not decline in value.

 --------------------------------------------------------------------------
 --------------------------------------------------------------------------
 Portfolio Turnover rates reflect     The Fund normally will not invest
 the amount of securities that are    for short-term trading purposes.
 replaced from the beginning of the   However, the Fund may sell
 year to the end of the year by the   securities without regard to the
 Fund.  The degree of portfolio       length of time they have been held.
 activity may affect brokerage        The Fund anticipates that the
 costs and other transaction costs    portfolio turnover rate will not
 of the Fund, as well as taxes        exceed 100%.
 payable by shareholders.

 --------------------------------------------------------------------------
 Small Company Investment Risk        The securities of companies with
 includes the general risks of        small revenues and capitalizations,
 investing in common stocks such as   in which the Fund invests, may offer
 market, economic and business risk   greater opportunity for capital
 that cause their prices to           appreciation than larger companies.
 fluctuate over time.                 In addition to using the Adviser's
 Historically, smaller                credit analysis as described above,
 capitalization stocks have been      the Adviser may diversify its
 more volatile in price than larger   holdings to some extent among various
 capitalization stocks.  Among the    industry sectors.
 reasons for the greater price
 volatility of these securities are
 the lower degree of liquidity in
 the markets for such stocks, and
 the potentially greater
 sensitivity of such small
 companies to changes in or failure
 of management, and to many other
 changes in competitive, business,
 industry and economic conditions,
 including risks associated with
 limited production, markets,
 management depth, or financial
 resources.
 --------------------------------------------------------------------------

For additional information about the Fund's investment policies, please see the Statement of Additional Information.


MANAGEMENT AND ORGANIZATION

The Fund commenced operations as a series of shares of The Berwyn Funds, a Delaware business trust, on April 30, 1999 in a reorganization of the predecessor of the Fund, the Berwyn Income Fund, Inc. In the reorganization, the Fund succeeded to all the business, assets and liabilities of its predecessor. The predecessor of the Fund was a registered investment company, which had substantially the same investment objective and policies as the Fund has.

The Killen Group, Inc. (the "Adviser") is the investment adviser to the Fund. The Adviser is a Pennsylvania corporation that was formed in September 1982. Its address is 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312. Robert E. Killen is Chairman, Chief Executive Officer and sole shareholder of the Adviser. Robert Killen is also the President and Chairman of the Board of Trustees of the Trust.

Edward A. Killen, II is primarily responsible for the day-to-day management of the Berwyn Income Fund. He managed the portfolio of the Berwyn Income Fund, Inc., the predecessor of the Berwyn Income Fund, from July 1, 1994 to April 30, 1999. He has managed the Berwyn Income Fund since April 30, 1999. Edward Killen has over twenty year's investment management experience. In 1978 he started work at Compu-Val Management Associates as a portfolio manager. In February 1983, he assumed his current position as Vice President and Secretary of the Adviser.

As of December 31, 1999, The Killen Group, Inc. was managing 234 individual investment portfolios worth approximately $227 million. On December 31, 1999, the Fund had net assets of over $57 million.

Investment Management Fees

Under the contract between the Fund and the Adviser, the Adviser provides the Fund with investment management services. These services include advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Fund's resources. In addition, employees of the Adviser manage the daily operations of the Fund under the supervision of the Board of Trustees. For its investment advisory services, the Adviser receives a fee at the annual rate of 0.50% of the Fund's average daily net assets.

Subject to the policies established by the Trust's Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions. When buying and selling securities, the Adviser gives consideration to brokers who have assisted in the distribution of the Fund's shares. The Fund may also pay brokerage commissions to brokers who are affiliated with the Adviser or the Fund.


SHAREHOLDER INFORMATION

Buying Shares

You may buy shares of the Fund without a sales charge. Your price for Fund shares is the Fund's net asset value per share (NAV). Your order will be priced at the next NAV calculated after your order is received by the Fund's Transfer Agent. The Fund also has arrangements that permit third parties to accept orders on the Fund's behalf, so that investors can receive the NAV calculated after the order is received in good order by the third party.

The NAV is calculated as of the close of trading on the New York Stock Exchange (the "Exchange") (4:00 p.m. Eastern Time) every day the Exchange is open. If we receive your order after the close of trading, you will pay the next business day's price. Currently, the Exchange is closed when the following holidays are observed: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

The NAV is determined by dividing the value of the Fund's securities, cash and other assets, minus all liabilities, by the number of shares outstanding. The Fund's securities are valued each day at their market value, which usually means the last quoted sale price on the security's principal exchange. If market quotes are not readily available, securities will be priced at their fair value as determined in good faith by the Board of Trustees.

Minimum Investment

* The minimum initial investment for each Fund is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in each Fund or between accounts in the Berwyn Income Fund and Berwyn Fund, another series of the Trust, that total $3,000 in the aggregate. Subsequent investment must be at least $250.

* For an Individual Retirement Account (IRA), the minimum initial investment is $1,000. The minimum initial investment for a spousal IRA is $250. Subsequent investments in IRA accounts must be at least $250. There are no minimum investment requirements for an investment by pension or profit sharing plan or a custodial account established for the benefit of a minor.

The Fund has an Automatic Investment Plan under which an investor may have money transferred from the investor's checking account to the investor's account in the Fund. If you wish to use this Plan, please contact the Fund for further information and an application.

In-Kind Purchases

An investor may exchange securities for shares of the Fund. Generally, an exchange of securities for shares of the Fund will be a taxable exchange. This means that an investor may have to recognize any gain or loss for federal and state income tax purposes. The securities must meet the Fund's investment objectives and policies. The securities will be valued in the same way that the Fund's portfolio is valued for purposes of calculating the NAV. Please contact the Adviser for further information.

Exchange of Shares

* You may exchange your shares of the Fund for shares of another fund managed by the Adviser. The initial minimum of $3,000 for the Fund must be met ($1,000 for IRAs and no minimum initial investment for pension or profit sharing plans or custodial accounts for minors).

* Shares may also be exchanged for shares in the Rodney Square Fund or the Rodney Square Tax-Exempt Fund. These funds are money market funds managed by Rodney Square Management Corporation and distributed by Rodney Square Distributors, Inc. Exchanges will be made on the basis of the next NAV of the funds involved that is determined after a request for an exchange has been received. The minimum initial investment for each of the Rodney Square Funds is $1,000. A shareholder may request an exchange by calling 1 (800) 992-6757 between (9:00 a.m. and 4:00 p.m. Eastern Time) on any business day or by writing to the Fund's Transfer Agent.

* A shareholder in the Fund, however, will only be permitted to exchange shares in his or her account for shares of one of the other funds four times in any twelve-month period. A shareholder in a Rodney Square Fund may exchange shares of the Rodney Square Fund for shares of the Fund as often as he or she wishes. The Fund reserves the right to amend or change the exchange privilege upon 60 days' notice to shareholders.

Redeeming Shares

* You may redeem your shares at any time. The shares will be redeemed at the next NAV calculated after the redemption request has been received by the Fund's Transfer Agent. You may redeem your shares by sending a written request to the Fund's Transfer Agent. If you have selected the telephone redemption option on your application, you may redeem up to $5,000 worth of shares by calling the Transfer Agent at 1 (800) 992-6757 on any business day between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time. The Fund will use reasonable procedures to confirm that instructions communicated by telephone are genuine and, if the procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions.

* The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, as amended, under which the Fund is obligated to redeem the shares of any shareholder solely in cash up to the lesser of 1% of the net asset value of the Fund or $250,000 during any 90-day period. Should any shareholder's redemption exceed this limitation, the Fund can, at its option, redeem the excess in cash or in portfolio securities selected solely by the Fund (and valued as in computing NAV). In such a redemption in portfolio securities, an investor selling such securities received in the redemption would probably incur brokerage charges and there can be no assurance that the prices realized by an investor upon the sale of such securities will not be less than the values used in computing NAV for the purpose of such redemption.

*  Generally, there is no sales charge for redeeming shares.

Shareholders may buy and sell shares of the Fund through broker dealers who may charge a fee for such service. In addition, if a shareholder redeems shares through the Transfer Agent and requests that the proceeds be wired to the shareholder, the Transfer Agent may charge the shareholder a wiring fee.


DISTRIBUTION AND TAXES

The Fund distributes annually substantially all of its net investment income and any net realized capital gains. Dividends from net investment income will be paid quarterly. It is not ordinarily to your advantage to buy shares in the Fund shortly before the Fund makes a distribution because part of your investment will come back to you as a taxable distribution. Unless a shareholder requests otherwise in the account application, dividends and capital gains distributions will be automatically reinvested in shares of the Fund at the NAV on the Fund's ex-dividend date.

In general, Fund distributions are taxable to you as either ordinary income or capital gains. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Any capital gains the Fund distributes are taxable to you as long-term capital gains no matter how long you have owned your shares.

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

When you sell or redeem your shares of the Fund, you may have a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of the Berwyn Fund, the Rodney Square Fund or the Rodney Square Tax-Exempt Fund is the same as a sale.

Fund distributions and gains from the sale or exchange of your shares generally will be subject to state and local taxes. Non-U.S. investors may be subject to U.S. withholding and estate tax. You should consult your tax advisor about the federal, state, local or foreign tax consequences of your investment in the Fund.

By law, the Fund must withhold 31% of your taxable distributions and redemption proceeds if you do not provide your correct social security or taxpayer identification number and certify that you are not subject to backup withholding, or if the IRS instructs the Fund to do so.


DISTRIBUTOR

Berwyn Financial Services Corp. ("Berwyn Financial"), located at 1189 Lancaster Avenue, Berwyn, Pennsylvania 19312, serves as a non-exclusive distributor of the Fund's shares pursuant to a selling agreement between Berwyn Financial and the Trust. Under the terms of the agreement, Berwyn Financial is a selling agent for the Fund in certain jurisdictions in order to facilitate the registration of shares of the Fund under state securities laws and to assist in the sale of shares. Berwyn Financial does not charge a fee for the services provided under the selling agreement with the Fund. The Fund continues to bear the expenses of all filing or notification fees incurred in connection with the registration of shares under state securities laws.

 FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand Fund's financial performance and reflects the financial performance of the Fund and its predecessor for the fiscal year ended December 31, 1999 and the financial performance of the predecessor of the Fund for the previous four fiscal years. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Fund's Annual Report to Shareholders, which is available without charge on request by calling 1-800-992-6757.

                              FINANCIAL HIGHLIGHTS
                FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


                                            YEAR ENDED

                             12/31/99 12/31/98(1)   12/31/97  12/31/96  12/31/95

Net Asset Value, Beginning    $10.72  $12.51         $12.31    $11.95     $10.75
of Year
                              ------  ------         ------    ------     ------
Income from Investment
Operations:                    0.91    0.90           0.77      0.76       0.73
       Net Investment Income
       Net Realized and       (0.81)  (1.44)          0.84      0.87       1.48
Unrealized Gains
      (Losses) on Securities
                              ------  ------         ------    ------     ------
      Total from Investment    0.10   (0.54)          1.61      1.63       2.21
Operations
                              ------  ------         ------    ------     ------

Less Distributions:
       From Net Investment    (0.82)  (0.92)         (0.77)    (0.80)     (0.70)
Income
       From Net Realized       0.00   (0.15)         (0.64)    (0.47)     (0.31)
Gains
       From Capital            0.00   (0.18)         0.00      0.00        0.00
                              ------  ------        ------     ------     ------
      Total Distributions     (0.82)  (1.25)         (1.41)    (1.27)     (1.01)
                              ------  ------        ------     ------     ------
Net Asset Value, End of Year  $10.0   $10.72        $12.51     $12.3      $11.95
                              ------  ------        ------     ------     ------
      Total Return            0.83%   (4.57%)       13.36%     13.99%     21.00%

Ratios/Supplemental Data:
Net Assets, End of Period    $57,341  $103,624      $180,82   $137,166  $119,552
(000)

Ratio of Expenses to          0.77%    0.66%         0.65%     0.68%      0.73%
Average Net Assets
Ratio of Net Investment
Income to                     6.92%    6.27%         6.15%     6.35%      6.78%
       Average Net Assets

Portfolio Turnover Rate         7%      31%           53%       38%        39%

 (1) Effective January 1, 1998, the Fund began to amortize premiums and accrete discounts to interest income over the life of the bonds. The effect of this change in accounting principle for the year ended December 31, 1998 is to increase per share net income by $0.04 and ratio of net investment income to average net assets by 0.3%.


BERWYN INCOME FUND


More information about the Fund's investments is available in the Fund's Annual and Semi-Annual Reports to Shareholders. In the Fund's Annual Report to Shareholders, you will find a discussion of the market conditions and investment strategies that significantly affected the performance of the Fund and the Fund's predecessor during the last fiscal year. You can find more detailed information about the Fund in the current Statement of Additional Information ("SAI"), which we have filed with the U.S. Securities and Exchange (the "SEC") and which is legally a part of this prospectus. If you want a free copy of the SAI, the Annual or Semi-Annual Report, or if you have any questions about investing in the Fund, you can write to us at Berwyn Income Fund, Shareholder Services, c/o PFPC, P. O. Box 8987, Wilmington, DE 19899 or call us toll free at 1-800-992-6757.

You can find reports and other information about the Fund on the SEC web site (http://www.sec.gov), or you can get copies of this information after payment of a duplicating fee, by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102 or by electronic request to the SEC's e-mail address: publicinfo@sec.gov. Information about the Fund, including the SAI, can be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can get information on the public reference room by calling the SEC at 1-202-942-8090.


Shareholder Services

PFPC Inc.
P.O. Box 8987
Wilmington, Delaware 19899

800-992-6757 (toll-free)


(Investment Company Act File Number 811-04963)

                                THE BERWYN FUNDS

                   Berwyn Fund, a Series of The Berwyn Funds

                              Shareholders Services
                                  c/o PFPC Inc.
                                 P. O. Box 8987
                              Wilmington, DE 19899
                                1 (800) 992-6757



                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2000





      This Statement of Additional Information ("SAI") is not a Prospectus. The SAI is a document that relates to the Prospectus of the Berwyn Fund series (the "Fund") of The Berwyn Funds (the "Trust") dated May 1, 2000 and contains additional information regarding the Fund. This SAI should be read in conjunction with the Prospectus. The Prospectus may be obtained by writing to the Fund at the above address or calling the 800 number. The audited financial statements of the Fund and notes thereto for the year ended December 31, 1999, and the unqualified report of PricewaterhouseCoopers LLP, the Fund's independent accountants, on such financial statements (the "Report"), included in the Fund's 1999 Annual Report to Shareholders are incorporated by reference in this SAI by amendment to the Trust's registration statement.

                                TABLE OF CONTENTS



Investment Policies and Risk Factors..........................1

Investment Restrictions.......................................2

Investment Advisory Arrangements..............................4

Expense Limitation............................................5

Trustees and Officers.........................................5

Code of Ethics................................................7

Ownership of the Fund.........................................7

Portfolio Transactions and Brokerage Commissions..............7

Computation of Net Asset Value................................9

Share Purchases...............................................9

Distributor...................................................9

Redemption of Shares.........................................10

Calculation of Performance Data..............................10

General Information..........................................11

Distribution and Taxes.......................................12

Financial Statements.........................................15

Appendix A - Standard & Poor's Bond Ratings

Appendix B - Moody's Bond Ratings

                      INVESTMENT POLICIES AND RISK FACTORS

(See also "Investment Objective, Principal Investment Strategies and Related Risks " in the Fund's Prospectus.)

      The Fund is a no-load, non-diversified series of shares of The Berwyn Funds, an open-end management investment company that seeks long term (i.e., greater than one year) capital appreciation by investing in common stocks and fixed income securities that offer a potential for capital appreciation.
Current income is a secondary consideration.

      Under normal market conditions, the Fund invests at least 80% of the value of its net assets in common stocks. The Fund invests in common stocks that The Killen Group, Inc. (the "Adviser") considers to be selling at undervalued prices. These are stocks selling substantially below their book value or at a low valuation to present earnings or are stocks of companies, judged by the Adviser, to have above average growth prospects and to be selling at a small premium to book value or at modest valuation to their present earnings level.

      The investment approach of the Fund may be deemed "contrarian" in that it may lead the Fund to select stocks not recommended by other investment advisers or brokerage firms.

      While the portfolio of the Fund emphasizes common stocks, the Fund may also invest up to 20% of the value of its net assets in fixed income securities. The fixed income securities in which the Fund invests are corporate bonds and preferred stocks. The Fund selects fixed income securities that have a potential for capital appreciation due to prevailing interest rates.

      There are no restrictions on the Adviser as to the investment rating a fixed income security must have in order to be purchased. The Fund may purchase fixed income securities in any rating listed by Standard & Poor's Ratings Group ("Standard & Poor's") and Moody's Investors Service, Inc. ("Moody's). (See Appendices A and B for Standard & Poor's and Moody's definitions of Bond ratings.) This means that the Fund may invest up to 20% of the value of its net assets in high yield, high risk corporate debt securities that are commonly referred to as "junk bonds." These are corporate debt securities that are rated lower than BBB by Standard & Poor's and Baa by Moody's. These securities have a low rating due to the fact that the issuers of the securities are not considered as creditworthy as the issuers of investment grade bonds. There is the risk that the issuer of a lower rated security may default in the payment of interest and principal. On the whole, these lower rated securities are considered speculative investments.

      As of December 31, 1999, 0.70% of the Fund's net assets were invested in lower rated corporate debt securities.

      The Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in no-load money market funds, savings accounts or certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper with the highest investment grade rating (i.e., A-l and P-1, as defined in Standard & Poor's and Moody's Commercial Paper Ratings, respectively), repurchase agreements, U.S. Treasury bills, notes and bonds, or cash.

      Investment by the Fund in a no-load money market fund will result in the Fund paying a management fee and other fund expenses on the money invested in such fund in addition to the operating expenses of the Fund.

      The Fund's investment in securities issued by the U. S. Government does not mean the U.S. Government is required to provide financial support to the Fund.

      The Fund may also invest in Real Estate Investment Trusts ("REITs"). REITs are companies that invest in real estate. REITs normally do not pay federal income tax but distribute their income to their shareholders who become liable for the tax. Some REITs own properties and earn income from leases and rents. These types of REITs are termed "Equity" REITs. Other REITs hold mortgages and earn income from interest payments. These REITs are termed "Mortgage" REITs. Finally, there are "Hybrid" REITs that own properties and hold mortgages. The Fund may invest in any of the three types of REITs and may purchase the common stocks, preferred stocks or bonds issued by REITs. The Fund invests in REITs that generate income and have a potential for capital appreciation. There are risks in investing in REITs. The property owned by a REIT could decrease in value and the mortgages and loans held by a REIT could become worthless. The Adviser, however, monitors the investment environment and the Fund's investments as a means of lessening risks. As of December 31, 1999, the Fund was not invested in any REITs.

      In a repurchase agreement, a seller of a security, usually a banking institution or securities dealer, sells securities to the Fund and agrees with the Fund at the time of sale to repurchase the securities from the Fund at a mutually agreed upon time and price. The Fund intends to enter into repurchase agreements only with established banking institutions that deal in treasury bills and notes. The Fund intends to invest mostly in overnight repurchase agreements. The Fund will only invest up to 5% of its net assets in repurchase agreements. In the event of the bankruptcy of the seller of a repurchase agreement or the failure of a seller to repurchase the underlying securities as agreed upon, the Fund could experience losses. Such losses could include a possible decline in the value of the underlying securities during the period while the Fund seeks to enforce its rights thereto and a possible loss of all or part of the income from such securities. The Fund would also incur additional expenses enforcing its rights. As of December 31, 1999, the Fund had no assets invested in repurchase agreements.



                             INVESTMENT RESTRICTIONS

      The investment restrictions set forth below are fundamental policies of the Fund. Fundamental policies may not be changed without approval by vote of a majority of the Fund's outstanding voting securities. Under the Investment Company Act of 1940, as amended (the "1940 Act"), such approval requires the affirmative vote at a meeting of shareholders of the lesser of (a) more than 50% of the Fund's outstanding shares, or (b) at least 67% of shares present or represented by proxy at the meeting, provided that the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy.

      When investing its assets, the Fund will not:

      (1) purchase more than 10% of the outstanding voting securities of a single issuer;

      (2) invest more than 25% of the value of its total assets in any one industry;

      (3) lend money, provided that for purposes of this restriction, the acquisition of publicly distributed corporate bonds, and investment in U.S. government obligations, short-term commercial paper, certificates of deposit and repurchase agreements shall not be deemed to be making of a loan;

      (4) buy or sell real estate, real estate mortgage loans, commodities, commodity futures contracts, puts, calls and straddles;

      (5) underwrite securities of other issuers, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended (the "1933 Act") in connection with the purchase and sale of portfolio securities in accordance with its objectives and policies;

      (6)       make short sales or purchase securities on margin;

      (7) borrow money, except that the Fund may borrow up to 5% of the value of its total assets at the time of such borrowing from banks for temporary or emergency purposes (the proceeds of such loans will not be used for investment or to purchase securities, but will be used to pay expenses);

      (8)      invest for the purposes of exercising control or management;

      (9) invest in restricted securities (securities that must be registered under the 1933 Act before they may be offered and sold to the public);

      (10)      participate in a joint investment account; and

      (11)      issue senior securities.

      In addition, the Fund has the following restrictions:

      (1) With respect to 50% of its assets, the Fund will not at time of purchase invest more than 5% of its gross assets, at market value, in the securities of any one issuer (except the securities of the United States government); and

      (2) With respect to the other 50% of its assets, the Fund will not invest at the time of purchase more than 15% of the market value of its total assets in any single issuer.

      The Fund has also adopted certain investment restrictions that are not fundamental policies. These restrictions are that (i) the Fund will not invest in real estate limited partnerships or in oil, gas or other mineral leases, and
(ii) the Fund's investments in warrants will not exceed 5% of the Fund's net assets. Restrictions that are not fundamental may be changed by a vote of the majority of the Board of Trustees. But if any of these nonfundamental restrictions are changed, the Fund will give shareholders at least 60 days' written notice.

                        INVESTMENT ADVISORY ARRANGEMENTS

      (See also "Management and Organization" in the Fund's Prospectus)

      The Killen Group, Inc. is the investment adviser (the "Adviser") to the Fund. Robert E. Killen is Chairman, Chief Executive Officer ("CEO") and sole shareholder of the Adviser. Edward A. Killen, II is Vice President, Secretary of the Adviser. Both Robert E. Killen and Edward A. Killen, II are Directors of the Adviser and Robert E. Killen is a Trustee of the Trust. In addition, Robert E. Killen is President and Chairman of the Board of Trustees of the Trust.

      The Adviser provides the Fund with investment management services. Under the Contract for Investment Advisory Services between the Trust, on behalf of the Fund, and the Adviser (the "Contract"), dated April 28, 1999, the Adviser provides the Fund with advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Fund's resources. In addition, employees of the Adviser administer the operation of the Fund. These employees prepare and maintain the accounts, books and records of the Fund, calculate the daily net asset value per share each day the New York Stock Exchange is open, prepare and file the documents required of the Fund under Federal and state laws and prepare all shareholder reports.

      The Contract provides that it will continue in effect, after the initial two-year term of the Contract, from year to year if continuation is specifically approved annually by either a majority of the Board of Trustees or a vote of a majority of the outstanding voting securities of the Fund. Continuance of the Contract must also be approved annually by a majority of Trustees who are not parties to the Contract or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. The Fund may terminate the Contract on sixty days' written notice to the Adviser, without payment of any penalty, provided such termination is authorized by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Adviser may terminate the Contract on sixty days' written notice to the Fund without payment of any penalty. The Contract will be automatically and immediately terminated in the event of its assignment by the Adviser.

      As compensation for its investment management services to the Fund under the Contract, the Adviser is entitled to receive monthly compensation at the annual rate of 1% of the average daily net assets of the Fund. The fee is computed daily by multiplying the net assets for a day by 1% and dividing the result by 365. At the end of the month, the daily fees are added and the resulting sum is paid to the Adviser.

      The Fund paid the Adviser $302,721 in fees in 1999. TBF, the Fund's predecessor, paid the Adviser $173,873 in fees in 1999, $843,125 in fees in 1998 and $947,981 in 1997.

                               EXPENSE LIMITATION

The Contract provides that the Adviser's fee payable by the Fund will be reduced in any fiscal year by any amount necessary to prevent Fund expenses and liabilities (excluding taxes, interest, brokerage commissions and extraordinary expenses, determined by the Fund or the Adviser, but inclusive of the Adviser's fee payable by the Fund) from exceeding 2% of the average daily net assets of the Fund. In any month that the Fund expenses and liabilities exceed 2%, the Adviser's fee will be reduced so that expenses and liabilities will be 2%. Although the Fund expects to maintain expenses within 2% of its average daily net assets, the Adviser will not be responsible for additional expenses exceeding its advisory fee payable by the Fund. Once the net assets of the Fund exceed $100 million, the expense limitation will be reduced to 1.5% of the average daily net assets of the Fund. The expense limitation has not reduced the Adviser's fee since 1985. In 1999, the Fund's ratio of total annual operating expenses to average net assets was 1.39%



                              TRUSTEES AND OFFICERS

      The Board of Trustees oversees the management of the business of the Trust and the Fund. The Board is elected initially by shareholders and thereafter Trustees are elected by the Board or the shareholders from time to time in accordance with the Trust's Agreement and Declaration of Trust and By-Laws. The Board of Trustees sets broad policies for the Fund and has responsibility for supervision of the operations of the Fund. The daily operations of the Fund are administered by employees of the Adviser under the Board's supervision.

      The Trustees and executive officers of the Trust and their principal occupations for the past five years are set forth below:

Name, Age, Position
and Address          Principal Occupation for the Past Five Year

*Robert E. Killen    Director of Westmoreland Coal Co. (a mining
(59)                 company) since
President & Trustee  July 1996.  Director and shareholder, Berwyn
1199 Lancaster       Financial Services
Avenue               Corp. ("BFS"), a financial services company
Berwyn, Pennsylvania (registered as a broker-dealer with the SEC
                     since   December   1993  and  a  member  of  the   National
                     Association of Securities Dealers,  Inc. (the "NASD") since
                     July 1994) since  October  1991.  President and Director of the Berwyn Income Fund,  Inc.  ("BIF"),  the predecessor of
                     the  Fund,  and  The  Berwyn  Fund,   Inc.   ("TBF")  (both
                     registered investment companies managed by the Adviser) from December 1986 to April 1999 and from February 1983 to
                     April 1999, respectively. Chairman, Chief Executive Officer and sole shareholder of the Adviser (an investment advisory firm) since April 1996. President, Treasurer, Director and sole shareholder of the Adviser from September 1982 to March 1996.

Denis P. Conlon (52) Director of BIF and TBF from June 1992 to April
Trustee              1999.  President and Chief Executive Officer of
1282 Farm Road       CRC Industries (a worldwide manufacturer) since
Berwyn, Pennsylvania September 1996.  Vice President, Corporate
                     Development, Berwind Corporation (diversified manufacturing and financial company) from 1990 to September 1996.

Deborah D. Dorsi     Director of BIF and TBF from April 1998 to
(44)                 April 1999.  Retired industry executive since
Trustee              1994.  Director Worldwide Customer Support,
1801 Stanbridge      Kulick Soffa Industries, Inc. (Semi Conductor
Street               Equipment Manufacturer) from 1993 to 1994.
Norristown,          Corporate Account Manager for Kulick & Soffa
Pennsylvania         Industries, Inc. prior to 1993.

*Kevin M. Ryan (52) President, Treasurer, Director and shareholder of BFS since Secretary-Treasurer October 1991. Director of BIF from December 1986
1199 Lancaster       to January 1995.  Secretary and Treasurer of TBF from
Avenue               February 1983 to April 1999 and BIF from December 1986 to
Berwyn, Pennsylvania April 1999. Director of TBF from  February 1983 to
                     March 1999. Legal counsel to the Adviser since
                     September 1985.

* Robert E. Killen and Kevin M. Ryan are "interested persons" of the Fund as defined in the 1940 Act.

Robert E. Killen is an Officer, Director and sole shareholder of the Adviser. Robert E. Killen is also a Director of BFS, a registered broker-dealer, and owns one-third of its outstanding shares. Edward A. Killen, II is an officer and Director of the Adviser. He is also an officer, Director and the owner of one third of the outstanding shares of BFS. Kevin M. Ryan is legal counsel to the Adviser and an officer, Director and owner of one-third of the outstanding shares of BFS. In addition, Robert E. Killen and Edward A. Killen, II are brothers and Kevin M. Ryan is brother-in-law to both. BFS serves as the distributor for the Fund's shares in certain jurisdictions.

Mr. Conlon and Ms. Dorsi are the Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees") and are paid a fee of $800 for each Board or Committee meeting attended and are reimbursed for any travel expenses by the Trust. If a Board and Committee meetings are held on the same day, the Independent Trustees receive only one $800 fee for all meetings on the same day. The Trust has not adopted a pension or retirement plan or any other plan that would afford benefits to its Trustees. The Trust paid Ms. Dorsi and Mr. Conlon each $3,200 for the Trust's initial fiscal year ending December 31, 1999. The Trust is not a part of any fund complex.

Officers of the Trust are not paid compensation by the Trust or any fund complex for their work as officers. No fees are paid by the Trust or any fund complex to the Trustees that are not Independent Trustees for the performance of their duties. (See "Management and Organization" in the Prospectus for a discussion of management responsibilities of the Board and officers.)

                                 CODE OF ETHICS

      The Fund and its Adviser have adopted Codes of Ethics ("Codes") that apply to the personal securities transactions of the Trustees and Officers of the Fund and to the personal securities transactions of the Directors, Officers and employees of the Adviser. The Codes allow these individuals to invest in securities, even securities purchased and held by the Fund, if certain restrictions are met.

      The Fund's and the Adviser's Codes of Ethics have been filed as part of a registration statement with the SEC. The Codes may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Anyone who is interested may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. These Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http:\\www.sec.gov and copies of them may be obtained, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or sending a request to the following e-mail address: publicinfo@sec.gov.



                              OWNERSHIP OF THE FUND

      As of March 31, 2000, there were 2,037,543 shares of the Fund outstanding. Robert E. Killen, a Trustee and Officer of the Fund, whose address is 1189 Lancaster Avenue, Berwyn, PA, owned 15% of the outstanding shares beneficially and of record. National Financial Services Corp. ("National"), One World Trade Center, 200 Liberty Street, New York, NY was the record owner of 13% of the outstanding shares. National holds the shares in nominee name for its customers and does not have the power to vote or sell the shares. Charles Schwab & Co. ("Schwab"), 101 Montgomery Street, San Francisco, CA was the record owner of 11% of the outstanding shares. Schwab holds the shares in nominee name for its customers and does not have the power to vote or sell the shares. As of March 31, 2000, the Trustees and Officers of the Fund, as a group, owned beneficially and of record 330,435 shares. This amount constituted 16% of the outstanding shares and includes the shares owned by Robert E. Killen.



               PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

      Subject to policy established by the Trust's Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the buying and selling of the Fund's portfolio securities. In executing such transactions, the Adviser seeks to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities and capabilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, the Adviser is authorized to pay a broker a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker that effects the transaction.

      The Adviser may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services, which in the opinion of the Board, are reasonable and necessary to the decision making responsibilities of the Adviser for the Fund. The services provided by these brokerage firms may also be used in dealing with the portfolio transactions of the Adviser's other clients and not all such services may be used by the Adviser in connection with the Fund. Those services may include economic studies, industry studies, security analysis or reports, sales literature of the Fund's portfolio securities and statistical services furnished either directly to the Fund or to the Adviser. No effort is made in any given circumstance to determine the value of these materials or services or the amount by which they might have reduced expenses of the Adviser. The Fund considers giving brokerage business to brokers who have assisted in the distribution of shares of the Fund.

      The Board has adopted procedures pursuant to Rule 17e-1 under the 1940 Act that permit portfolio transactions to be executed through affiliated brokers. In 1997, 1998, and 1999 TBF used an affiliated broker, BFS, pursuant to substantially the same procedures, and the Fund used BFS pursuant to its Rule 17e-1 procedures in 1999.

      BFS is affiliated with the Fund because officers and Trustees of the Fund and the Adviser are officers, Directors and shareholders of BFS. In addition, BFS serves as the distributor for the Fund's shares in various jurisdictions pursuant to a written agreement.

      In 1997, 1998 and 1999 respectively, TBF paid a total of $115,779, $109,726 and $36,059 in commissions to BFS. These figures represents 50%, 53% and 57% of the total commissions paid by TBF, respectively. The percentage of TBF's aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 74%, 72% and 75% respectively.

      TBF paid brokerage Commissions of $131,155 in 1999, $207,140 in 1998 and $231,239 in 1997. The level of trading in 1998 was similar to the level in 1997. In 1999, the Fund paid $45,693 in commissions to BFS. This figure represents 67% of the total commissions paid by the Fund. The percentage of the Fund's aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 73%. The Fund paid $68,145 in brokerage commissions in 1999.

      The aggregate amounts paid by TBF and the Fund was lower than the commissions paid by the Fund's predecessor in the previous two years. The decline was due to the fact that the net assets of TBF and the Fund declined during the year and the amount of the trading by TBF and the Fund decreased.

      The Adviser has other advisory clients which include individuals, trusts and pension and profit sharing funds, some of which have similar investment objectives to the Fund. As such, there will be times when the Adviser may recommend purchases and/or sales of the same portfolio securities for the Fund and its other clients. In such circumstances, it will be the policy of the Adviser to allocate purchases and sales as well as expenses incurred in the transactions among the Fund and its other clients in a manner which the Adviser deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account. Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell or the price at which such security can be purchased or sold.

                         COMPUTATION OF NET ASSET VALUE

      (See also "Shareholder Information Buying Shares" in the Prospectus). The net asset value per share of the Fund is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. Net asset value per share is determined at the close of regular trading on the New York Stock Exchange (the "Exchange") (ordinarily 4:00 p.m. Eastern Time) on each day that the Exchange is open and is effective as of the time of computation.



                                 SHARE PURCHASES

      (See also "Shareholder Information" in the Prospectus)

      The Fund offers shares for sale on a continuous basis. The Fund does not impose a sales charge (load) on the purchase of the Fund's shares. The offering price of shares of the Fund is the net asset value per share next determined after receipt by the Transfer Agent or a broker authorized by the Fund to receive orders for the purchase of shares. The net asset value of shares can be expected to fluctuate daily.

      The minimum initial investment is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in the Fund that total $3,000 in the aggregate or between accounts in the Fund and the Berwyn Income Fund series of the Trust. Subsequent investments must be at least $250 per account. The minimum initial investment for Individual Retirement Accounts ("IRAs") is $1,000. The minimum is $250 for a spousal IRA. Subsequent investments in IRAs must be at least $250. There are no minimum requirements for pension and profit sharing plans or custodial accounts for minors.

      The Fund reserves the right to reduce or waive the minimum purchase requirements in certain cases where subsequent and continuing purchases are contemplated.



                                   DISTRIBUTOR

      Shares of the Fund are offered to the public at net asset value, without the imposition of a sales load. The Fund does not have a principal underwriter.

      BFS, a broker-dealer registered with the SEC and a member of the NASD, is a current distributor of the Fund's shares, pursuant to a selling agreement which became effective on April 30, 1999 (the "Selling Agreement"). Under the Selling Agreement, BFS is the non-exclusive agent in certain jurisdictions for the Fund's continuous offering of shares and does not receive any compensation from the Fund. The jurisdictions in which BFS is the distributor are Arizona, Arkansas, Florida, Maryland, North Dakota, Nebraska, Texas, Vermont and West Virginia.

      The Selling Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually by the Trust's Board of Trustees and by the vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Selling Agreement will terminate automatically in the event of its assignment.

                              REDEMPTION OF SHARES

      (See "Redeeming of Shares" in the Prospectus).

      The Fund  will  redeem  all full and  fractional  shares  of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after receipt of proper notice of redemption. In certain circumstances described in the Prospectus, the shareholder could receive, upon redemption of Fund shares, portfolio securities that were held by the Fund rather than cash. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.



                         CALCULATION OF PERFORMANCE DATA

      The average annual total returns of the Fund for one year, five years and ten years ended December 31, 1999 are listed below:

                     One Year:      -4.60%
                     Five Years:     5.85%
                     Ten Years:      8.38%

      The one-year performance is for the period January 1, 1999 to December 31, 1999. The five-year period runs from January 1, 1995 to December 31, 1999 and the ten year-period runs from January 1, l990 to December 31, 1999. To obtain the performance listed above, the Fund computed its average total return for each period of time. The Fund made this calculation by first determining the total return for a period and then using an exponential function based upon the number of years involved to obtain an average.

      The total return for a period is calculated by determining the redeemable value of a $1,000 initial investment made at the beginning of the period, with dividends and capital gains reinvested on the reinvestment date, on the last day of the period and dividing the value by $1,000. The average annual total return for the period is calculated by taking the total return for the period and determining the annual average by using an exponential function based upon the number of years and any fraction thereof in the period.

      In addition to an average annual total return, the Fund calculates its total returns on a calendar year basis. Listed below are the Fund's total returns for each calendar year from 1985 through 1998:

              January 1, 1985 - December 31, l985     23.6%

              January 1, 1986 - December 31, l986     14.6%

              January 1, 1987 - December 31, l987      2.9%

              January 1, 1988 - December 31, l988     21.6%

              January 1, 1989 - December 31, l989     16.5%

              January 1, 1990 - December 31, 1990    -23.9%

              January 1, 1991 - December 31, 1991     43.7%

              January 1, 1992 - December 31, 1992     20.6%

              January 1, 1993 - December 31, 1993     22.9%

              January 1, 1994 - December 31, 1994      3.9%

              January 1, 1995 - December 31, 1995     19.2%

              January 1, 1996 - December 31, 1996     14.4%

              January 1, 1997 - December 31, 1997     26.1%

              January 1, 1998 - December 31, 1998    -18.90%

              January 1, 1999 - December 31, 1999     -4.60%



      The Fund calculates the total return for a calendar year by determining the redeemable value of $1,000 investment made at the beginning of the year with dividends and capital gains reinvested on the reinvestment date, on last day of the year and dividing that value by $1,000.

      Annual average total return and the total returns for calendar year are based on historical performance and are not intended as an indication of future performance.



                               GENERAL INFORMATION

History and Capital Structure

      The Fund is a series of shares of The Berwyn Funds, a Delaware business trust formed under the laws of the State of Delaware on February 4, 1999. The Fund is the successor to TBF, a corporation organized under the laws of the Commonwealth of Pennsylvania in February, 1983, which was a no-load, non-diversified, open-end management investment company. In a reorganization approved by vote of the shareholders of TBF and accomplished on April 30, 1999, all the assets and liabilities of TBF were transferred to the Fund and the shareholders of TBF became the shareholders of the Fund. Thereafter the Fund has carried on the business of TBF.

      The Fund has authorized an unlimited number of shares of beneficial interest, without par value per share. Each share has equal voting, dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and nonassessable. Fund shares do not have cumulative voting rights.

Custodian

      PNC Bank, 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809 is the custodian for the Fund. The custodian holds all securities and cash owned by the Fund and collects all dividends and interest due on the securities.

Independent Accountants

      PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania are the independent accountants for the Fund. PricewaterhouseCoopers LLP performs an annual audit of the financial statements of the Fund.

Litigation

      The Fund is not involved in any litigation or other legal proceedings.



                             DISTRIBUTION AND TAXES

Distributions of Net Investment Income

The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of Capital Gains

The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), capital gain distributions from the Fund's sale of securities held for more than five years may be subject to a reduced rate of tax.

Effect of Foreign Investments on Distributions

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed will be taxable to you as ordinary income, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

The Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce ordinary income distributions to you.

Information on the Tax Character of Distributions

The Fund will inform you of the amount of your ordinary income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be Taxed as a Regulated Investment Company

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). The Fund has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements

To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. As permitted by the Code, the Fund has elected to use its taxable year ending December 31, rather than October 31, to meet the requirement to distribute to you 98% of its capital net incomeduring the year. The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares

Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of the Berwyn Income Fund, Rodney Square Fund, or the Rodney Square Tax-Exempt Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), gain from the sale of Fund shares held for more than five years may be subject to a reduced rate of tax.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. Government Securities

States grant tax-free status to dividends paid to you from interest earned on certain U.S. government securities, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations

If you are a corporate shareholder, you should note that no dividends were paid out by the Fund for the most recent fiscal year and accordingly none that qualified for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize losses and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules may affect the amount, timing or character of the income distributed to you by the Fund.

                              FINANCIAL STATEMENTS

      The Fund's audited financial statements and notes thereto for the year ended December 31, 1999 and the report of PricewaterhouseCoopers LLP, the Fund's independent accountants, on such financial statements (the "Report") which are included in the Fund's 1999 Annual Report to Shareholders (the "Annual Report") are incorporated by reference in this SAI by amendment to the Trust's registration statement. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report by writing to the Fund at the address on the cover of this SAI or calling (800) 992-6757.

                                   APPENDIX A

                         STANDARD & POOR'S BOND RATINGS

      Standard & Poor's Ratings Group gives ratings to bonds that range from AAA to D. Definitions of these ratings are set forth below. The Fund may invest in bonds with any of these ratings.

AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

A Debt rated A has a strong capacity to pay interest and principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC

     Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and CC the highest degree to speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

C The rating C is reserved for income bonds on which no interest is being paid.

D Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                                   APPENDIX B

                              MOODY'S BOND RATINGS

      Moody's Investor's Service, Inc. gives ratings to bonds that range from Aaa to D. Definitions of these ratings are set forth below. The Fund may invest in bonds with any of these ratings.

Aaa These bonds are judged to be of the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.

Aa These bonds are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A These are bonds which possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa These bonds are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba These are bonds judged to have speculative elements; their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class.

B These bonds generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa These are bonds of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca These bonds represent obligations which are speculative in a high degree. Such issues are often in default or have other market shortcomings.

C These are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                                THE BERWYN FUNDS

               Berwyn Income Fund, a Series of The Berwyn Funds

                              Shareholder Services
                                  c/o PFPC Inc.
                                  P.O. Box 8987
                              Wilmington, DE 19899
                                1 (800) 992-6757



                       STATEMENT OF ADDITIONAL INFORMATION

                                   May 1, 2000


      This Statement of Additional Information ("SAI") is not a Prospectus. The SAI is a document that relates to the Prospectus of the Berwyn Income Fund series (the "Fund") of The Berwyn Funds (the "Trust") dated May 1, 2000 and contains additional information regarding the Fund. This SAI should be read in conjunction with the Prospectus. The Prospectus may be obtained by writing to the Fund at the above address or calling the 800 number. The audited financial statements of the Fund and notes thereto for the year ended December 31, 1999, and the unqualified report of PricewaterhouseCoopers LLP, the Fund's independent accountants, on such financial statements (the "Report"), included in the Fund's 1999 Annual Report to Shareholders are incorporated by reference in this SAI by amendment to the Trust's registration statement.

                                TABLE OF CONTENTS


Investment Policies and Risk Factors..................................... 1

Investment Restrictions.................................................. 3

Investment Advisory Arrangements......................................... 5

Expense Limitation....................................................... 5

Trustees and Officers.................................................... 6

Code of Ethics........................................................... 8

Ownership of the Fund.................................................... 8

Portfolio Transactions and Brokerage Commissions......................... 8

Computation of Net Asset Value........................................... 9

Share Purchases.......................................................... 10

Distributor.............................................................. 10

Redemption of Shares..................................................... 11

Calculation of Performance Data.......................................... 11

General Information...................................................... 12

Distribution and Taxes................................................... 13

Financial Statements..................................................... 16

Appendix A - Standards & Poor's Bond Ratings

Appendix B - Moody's Bond Ratings

                      INVESTMENT POLICIES AND RISK FACTORS


(See also "Investment Objectives, Principal Investment Strategies and Related Risks" in the Fund's Prospectus.)

      The Fund is a no-load, diversified series of shares of The Berwyn Funds, an open-end, management investment company. Its investment objective is to provide investors with current income while seeking to preserve capital by taking what the Fund considers to be reasonable risks. In pursuing its investment objective, the Fund may also offer, as a secondary consideration, the potential for capital appreciation. To achieve its objective, the Fund invests in investment grade corporate debt securities, securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, high yield, high risk corporate debt securities (also known as "junk bonds"), unrated corporate debt securities, and preferred and common stocks. The Adviser determines the percentage of each category of securities to purchase and hold based upon the prevailing economic and market conditions. This means, that the Fund may invest up to 100% of its net assets in high yield, high risk corporate debt securities. The Fund, however, may not invest in common stock when the value of the common stock in the Fund's portfolio equals or exceeds 30% of the value of the Fund's net assets.


      Securities rated BBB or higher by Standard & Poor's Rating Group ("S&P") or Baa or higher by Moody's Investors Service, Inc. ("Moody's") are considered investment grade corporate debt securities. Securities rated lower than BBB or Baa by these services are considered high yield securities. Appendices A and B list the definitions of the S&P and Moody's bond ratings.


      The Fund may invest in fixed income securities that are not rated. The Fund will invest only in unrated securities that have a creditworthiness, in the opinion of the Adviser, that is equal to or better than the creditworthiness of fixed income securities with S&P ratings of CC or Moody's ratings of Caa.


      The Fund may also purchase certain debt securities that have not been registered with the U.S. Securities and Exchange Commission (the "SEC") under the Securities Act of 1933, as amended ("1933 Act"), and are restricted from sale to the general public. The Fund will purchase these restricted securities from the issuer or qualified institutional buyers, and will sell these restricted securities, exclusively in transactions that are exempt pursuant to Rule 144A under the 1933 Act. The Fund will limit its investment in such restricted securities to no more than 10% of the value of its net asset.


      There are risks associated with investing in Rule 144A Securities. The securities may become illiquid if qualified institutional buyers are not interested in acquiring the securities. Although the Rule 144A Securities may be resold in negotiated transactions, the price realized from these sales could be less than the price originally paid by the Fund or less than what may be considered the fair value of such securities. Furthermore, if such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, the Fund may be required to bear the expense of registration.

      In an effort to minimize the risks associated with these securities, the Fund will purchase only Rule 144A Securities of companies that have publicly traded securities outstanding, have been in business a minimum of five years, and have a market capitalization of at least $100 million. Finally, the Fund will purchase Rule 144A Securities only in situations where the Adviser has a reasonable expectation that the securities will be registered with the SEC within six months.


      In addition to corporate debt securities, the Fund may invest in the securities issued or guaranteed by the U.S. Government and its agencies and in preferred and common stocks. The securities of the U.S. Government in which the Fund invests are U.S. Treasury bonds and notes. The Fund may also purchase debt securities issued by U.S. Government agencies or by an instrumentality of the U.S. Government. Some of the U.S. Government agencies that issue or guarantee securities include, among others, the Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration and the Tennessee Valley Authority. An instrumentality of the U. S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, the Federal Home Loan Banks, the Federal Land Banks, Central Bank for Cooperatives, Federal Intermediate Credit Banks and the Federal National Mortgage Association.


      U.S. Treasury bonds and notes are backed by the full faith and credit of the U.S. Government. Securities issued by U.S. Government agencies or instrumentalities may or may not be backed by the full faith and credit of the United States. In the case of securities not backed by the full faith and credit of the United States, an investor must look principally to the agency or instrumentality for repayment.


      The Fund invests in preferred stocks that, in the opinion of the Adviser, are offering an above average yield in comparison to preferred stocks of the same quality or in preferred stocks offering a potential for capital appreciation. The Fund may also purchase preferred stocks that are restricted securities subject to the limitations under Rule 144A described above.


      The Fund invests in common stocks that it considers to be selling at undervalued prices. The investment approach of the Fund may be deemed
"contrarian" in its selection of common stocks due to the fact that this approach may lead the Fund to select stocks not recommended by other investment advisers or brokerage firms. The Fund, however, will purchase only common stocks that pay cash dividends and will not purchase additional common stocks when common stocks comprise 30% or more of the Fund's net assets.


      Aside from the investments listed above, the Fund may at times, for temporary defensive purposes, invest all or a portion of its assets in no-load money market funds, savings accounts and certificates of deposit of domestic banks with assets in excess of $1,000,000, commercial paper rated A-1, repurchase agreements or Treasury bills, and may hold cash.

      Investment by the Fund in a no-load money market fund will result in the Fund paying a management fee and other fund expenses on the money invested in such fund in addition to the operating expenses of the Fund.


      The Fund may invest in real estate investment trusts ("REITs") and repurchase agreements. The Fund limits investment in REITs to 10% of its net assets and investment in repurchase agreements to 5% of its net assets.


      REITs are companies that invest their capital in real estate, long and short term mortgages and construction loans. These companies normally do not pay federal income tax but distribute their income to their shareholders who become liable for the tax. The Fund invests in REITs that generate income and have a potential for capital appreciation. Some REITs own properties and earn income from leases and rents. These types of REITs are termed "Equity" REITs. Other REITs hold mortgages and earn income from interest payments. These REITs are termed "Mortgage" REITs. Finally, there are "Hybrid" REITs that own properties and hold mortgages. The Fund may invest in any of the three types of REITs and may purchase the common stocks, preferred stocks or bonds issued by REITs.


      There are risks in investing in REITs. The property owned by a REIT could decrease in value and the mortgages and loans held by a REIT could become worthless. The Adviser, however, monitors the investment environment and the Fund's investments as a means of lessening risks. As of December 31, 1999, 6.7% of the Fund's net assets were invested in REITs.


      In a repurchase agreement, a seller of securities, usually a banking institution or securities dealer, sells securities to the Fund and agrees with the Fund at the time of sale to repurchase the securities from the Fund at a mutually agreed upon time and price. The Fund intends to enter into repurchase agreements only with established banking institutions that deal in U.S. Treasury bills and notes. The Fund intends to invest mostly in overnight repurchase agreements. In the event of bankruptcy of the seller of a repurchase agreement or the failure of the seller to repurchase the underlying securities as agreed upon, the Fund could experience losses. Such losses could include a possible decline in the value of the underlying securities during the period the Fund seeks to enforce its rights thereto and a possible loss of all or part of the income from such securities. The Fund would also incur additional expenses enforcing its rights. As of December 31, 1999, the Fund had no assets invested in repurchase agreements.



                             INVESTMENT RESTRICTIONS

      The investment restrictions set forth below are fundamental policies of the Fund. Fundamental policies may not be changed without approval by vote of a majority of the Fund's outstanding voting securities. As used in this SAI and in the Prospectus, "a majority of the Fund's outstanding voting securities" means the lesser of (a) more than 50% of the Fund's outstanding shares, or (b) at least 67% of the shares present or represented by proxy at a meeting of shareholders provided that the holders of more than 50% of the Fund's outstanding shares are present in person or represented by proxy.

      When investing its assets, the Fund will not:

      (1) invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities, debt or preferred stock of any one issuer. This restriction does not apply to obligations issued or guaranteed by the U. S. Government, its agencies or instrumentalities;

      (2) invest more than 25% of the value of its total assets in the securities of issuers in any one industry;

      (3) lend money, provided that for purposes of this restriction, the acquisition of publicly distributed corporate bonds, and investment in U.S. government obligations, short-term commercial paper, certificates of deposit and repurchase agreements shall not be deemed to be the making of a loan;

      (4) buy or sell real estate and real estate mortgage loans, commodities, commodity futures contracts, puts and calls and straddles;

      (5) underwrite securities of other issuers, except as the Fund may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities in accordance with its objectives and policies;

      (6) make short sales or purchase securities on margin;

      (7) borrow money, except that the Fund may borrow up to 5% of the value of its total assets at the time of such borrowing from banks for temporary or emergency purposes (the proceeds of such loans will not be used for investment or to purchase securities, but will be used to pay expenses);

      (8) invest for the purposes of exercising control or management;

      (9) invest in restricted securities (securities that must be registered under the Securities Act of 1933, as amended, before they may be offered and sold to the public, except that the Fund will be permitted to purchase restricted securities that are eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended);

      (10) participate in a joint investment account; and

      (11) issue senior securities.

      The Fund has also adopted certain investment restrictions that are not fundamental policies. These restrictions are that the Fund will not invest in real estate limited partnerships or oil, gas or other mineral leases and any investments in warrants will not exceed 5% of the Fund's net assets. Restrictions that are not fundamental policies may be changed by a vote of the majority of the Board of Trustees. If any of these non-fundamental restrictions are changed, however, the Fund will give shareholders at least 60 days' written notice.

                        INVESTMENT ADVISORY ARRANGEMENTS

      (See also "Management and Organization" in the Fund's Prospectus)

      The Killen Group, Inc., is the investment adviser (the "Adviser") to the Fund. Robert E. Killen is Chairman, CEO and sole shareholder of the Adviser. He is also President and Chairman of the Board of Trustees of the Trust. Edward A. Killen, II, the portfolio manager of the Fund, is Vice President, Secretary and a Director of the Adviser.

      The Adviser provides the Fund with investment management services. Under the Contract for Investment Advisory Services between the Trust, on behalf of the Fund, and the Adviser (the "Contract"), dated April 28, 1999, the Adviser provides the Fund with advice and recommendations with respect to investments, investment policies, the purchase and sale of securities and the management of the Fund's resources. In addition, employees of the Adviser administer the operation of the Fund. These employees prepare and maintain the accounts, books and records of the Fund, calculate the daily net asset value per share each day the New York Stock Exchange is open, prepare and file the documents required of the Fund under Federal and state laws and prepare all shareholder reports.

      The Contract provides that it will continue in effect, after the initial two-year term of the Contract, from year to year if continuation is specifically approved annually by either a majority of the Board of Trustees or a vote of a majority of the outstanding voting securities of the Fund. Continuance of the Contract must also be approved annually by a majority of Trustees who are not parties to the Contract or interested persons of any such party cast in person at a meeting called for the purpose of voting on such approval. The Fund may terminate the Contract on sixty days' written notice to the Adviser, without payment of any penalty, provided such termination is authorized by the Board of Trustees or by a vote of a majority of the outstanding voting securities of the Fund. The Adviser may terminate the Contract on sixty days' written notice to the Fund without payment of any penalty. The Contract will be automatically and immediately terminated in the event of its assignment by the Adviser.

      As compensation for its investment management services to the Fund under the Contract, the Adviser is entitled to receive monthly compensation at the annual rate of 0.50% of the average daily net assets of the Fund. The fee is computed daily by multiplying the net assets for a day by the appropriate percentage and dividing the result by 365. At the end of the month, the daily fees are added and the sum is paid to the Adviser.

      The Fund paid the Adviser $233,125 in fees in 1999. BIF, the predecessor of the Fund, paid the Adviser $148,403 in fees in 1999, $789,024 in fees in 1998 and $806,425 in 1997.



                               EXPENSE LIMITATION

      The Contract provides that the Adviser's fee payable by the Fund will be reduced in any fiscal year by any amount necessary to prevent Fund expenses and liabilities (excluding taxes, interest, brokerage commissions and extraordinary expenses, determined by the Fund or the Adviser, but inclusive of the Adviser's fee payable by the Fund) from exceeding 2% of the average daily net assets of the Fund. In any month that the Fund expenses and liabilities exceed 2%, the Adviser's fee will be reduced so that expenses and liabilities will be 2%. Although the Fund expects to maintain expenses within 2% of its average daily net assets, the Adviser will not be responsible for additional expenses exceeding its advisory fee payable by the Fund.

Once the net assets of the Fund
exceed $100 million, the expense limitation will be reduced to 1.5% of the average daily net assets of the Fund. The expense limitation has not reduced the Adviser's fee since 1988. In 1999 the Fund's total annual operating expenses amounted to 0.77% the average daily net assets of the Fund.


                              TRUSTEES AND OFFICERS

      The Board of Trustees oversees the management of the business of the Trust and the Fund. The Board is elected initially by shareholders and thereafter Trustees are elected by the Board or the shareholders from time to time in accordance with the Trust's Agreement and Declaration of Trust and By-Laws. The Board of Trustees sets broad policies for the Fund and has responsibility for supervision of the operations of the Fund. The daily operations of the Fund are administered by employees of the Adviser under the Board's supervision.

      The Trustees and executive officers of the Trust and their ages and principal occupations for the past five years are set forth below:

Name, Age, Position
and Address          Principal Occupation for the Past Five Years

*Robert E. Killen    Director of Westmoreland Coal Co. (a mining
(59)                 company) since
President & Trustee  July 1996.  Director and shareholder, Berwyn
1199 Lancaster       Financial Services
Avenue               Corp. ("BFS"), a financial services company
Berwyn, Pennsylvania (registered as a broker-dealer with the SEC
                     since   December   1993  and  a  member  of  the   National
                     Association of Securities Dealers,  Inc. (the "NASD") since
                     July 1994) since  October  1991.  President and Director of the Berwyn Income Fund,  Inc.  ("BIF"),  the predecessor of
                     the  Fund,  and  The  Berwyn  Fund,   Inc.   ("TBF")  (both
                     registered investment companies managed by the Adviser) from December 1986 to April 1999 and from February 1983 to
                     April 1999, respectively. Chairman, Chief Executive Officer and sole shareholder of the Adviser (an investment advisory firm) since April 1996. President, Treasurer, Director and sole shareholder of the Adviser from September 1982 to March 1996.

Denis P. Conlon (52) Director of BIF and TBF from June 1992 to April
Trustee              1999.  President and Chief Executive Officer of
1282 Farm Road       CRC Industries (a worldwide manufacturer) since
Berwyn, Pennsylvania September 1996.  Vice President, Corporate
                     Development, Berwind Corporation (diversified manufacturing and financial company) from 1990 to September 1996.

Deborah D. Dorsi     Director of BIF and TBF from April 1998 to
(44)                 April 1999.  Retired industry executive since
Trustee              1994.  Director Worldwide Customer Support,
1801 Stanbridge      Kulick Soffa Industries, Inc. (Semi Conductor
Street               Equipment Manufacturer) from 1993 to 1994.
Norristown,          Corporate Account Manager for Kulick & Soffa
Pennsylvania         Industries, Inc. prior to 1993.

*Kevin M. Ryan (52) President, Treasurer, Director and shareholder of BFS since Secretary-Treasurer October 1991. Director of BIF from December 1986
1199 Lancaster       to January 1995.  Secretary and Treasurer of TBF from
Avenue               February 1983 to April 1999 and BIF from December 1986 to
Berwyn, Pennsylvania April 1999. Director of TBF from  February 1983 to
                     March 1999. Legal counsel to the Adviser since
                     September 1985.

* Robert E. Killen and Kevin M. Ryan are "interested persons" of the Fund as defined in the Investment Company Act of 1940, as amended (the "1940 Act").

Robert E. Killen is an Officer, Director and sole shareholder of the Advisor. Robert E. Killen is also a Director of BFS, a registered broker-dealer, and owns one-third of its outstanding shares. Edward A. Killen, II, the portfolio manager of the Fund, is an officer and Director of the Adviser. He is also an officer , Director and the owner of one third of the outstanding shares of BFS. Kevin M. Ryan is legal counsel to the Adviser and an officer, Director and owner of one-third of the outstanding shares of BFS. In addition, Robert E. Killen and Edward A. Killen, II, are brothers and Kevin M. Ryan is brother-in-law to both. BFS serves as the distributor for the Fund's shares in certain jurisdictions.

Mr. Conlon and Ms. Dorsi are the Trustees of the Trust who are not "interested persons" of the Trust as defined in the 1940 Act (the "Independent Trustees") and are paid a fee of $800 for each Board or Committee meeting attended and are reimbursed for any travel expenses by the Trust. If a Board and Committee meetings are held on the same day, the Independent Trustees receive only one $800 fee for all meetings on the same day. The Trust has not adopted a pension or retirement plan or any other plan that would afford benefits to its Trustees. The Trust paid Ms. Dorsi and Mr. Conlon each $3,200 for the Trust's initial fiscal year ending December 31, 1999. The Trust is not a part of any fund complex.

Officers of the Trust are not paid compensation by the Trust or any fund complex for their work as officers and no fees are paid by the Trust or any fund complex to the Trustees that are not Independent Trustees for the performance of their duties. (See "Management and Organization" in the Prospectus for a discussion of management responsibilities of the Board and officers.)

                                 CODE OF ETHICS

      The Fund and its Adviser have adopted Codes of Ethics ("Codes") that apply to the personal securities transactions of the Trustees and Officers of the Fund and to the personal securities transactions of the Directors, Officers and employees of the Adviser. The Codes allow these individuals to invest in securities, even securities purchased and held by the Fund, if certain restrictions are met.

      The Fund's and the Adviser's Codes of Ethics have been filed as part of a registration statement with the SEC. The Codes may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Anyone who is interested may obtain information on the operation of the Public Reference Room by calling the SEC at 1-202-942-8090. These Codes of Ethics are available on the EDGAR Database on the SEC's Internet site at http:\\www.sec.gov and copies of them may be obtained, after paying a duplicating fee, by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102 or sending a request to the following e-mail address: publicinfo@sec.gov.


                              OWNERSHIP OF THE FUND

      As of March 31, 2000, there were 4,938,593 shares of the Fund outstanding. Charles Schwab & Co. ("Schwab"), 101 Montgomery Street, San Francisco, CA was the record owner of 38% of the outstanding shares. Although Schwab is the record owner of more than 25% of the outstanding shares of the Fund, Schwab cannot be considered to control the Fund. Schwab holds the shares in nominee name for its customers and does not have the power to vote the shares or to sell them. National Financial Services Corp. ("National"), One World Trade Center, 200 Liberty Street, New York, NY was the record owner of 11% of the outstanding shares. National holds the shares in nominee name for its customers and does not have the power to vote or sell the shares. The records of the Fund do not indicate that any individual owns more than 5% of the Fund's outstanding shares. As of March 31, 2000, the Trustees and Officers of the Fund, as a group, owned beneficially and of record 136,682 shares of the Fund, which constituted 3% of the outstanding shares of the Fund.



               PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

      Subject to policy established by the Trust's Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the buying and selling of the Fund's portfolio securities. In executing such transactions, the Adviser will seek to obtain the best net results for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), size of order, difficulty of execution and operational facilities and capabilities of the firm involved. While the Adviser generally seeks reasonably competitive commission rates, the Adviser is authorized to pay a broker a brokerage commission in excess of that which another broker might have charged for effecting the same transaction, in recognition of the value of brokerage and research services provided by the broker that effects the transaction.

      The Adviser may select brokers who, in addition to meeting the primary requirements of execution and price, have furnished statistical or other factual information and services which, in the opinion of the Board, are reasonable and necessary to the Fund's normal operations. The services provided by these brokerage firms may also be used in dealing with the portfolio transactions of the Adviser's other clients, and not all such services may be used by the Adviser in connection with the Fund. Those services may include economic studies, industry studies, security analysis or reports, sales literature and statistical services furnished either directly to the Fund or to the Adviser. The Adviser makes no effort in any given circumstance to determine the value of these materials or services or the amount they might have reduced expenses of the Adviser. The Fund considers giving brokerage business to brokers who have assisted in the distribution of shares of the Fund.

      The Board has adopted procedures pursuant to Rule 17e-1 under the 1940 Act that permit portfolio transactions to be executed through affiliated brokers. In 1997, 1998 and 1999 BIF used an affiliated broker, BFS, pursuant to substantially the same procedures, and the Fund used BFS pursuant to its Rule 17e-1 procedures in 1999.

      BFS is affiliated with the Fund because officers and a Trustee of the Fund and the Adviser are officers, Directors and shareholders of BFS. In addition, BFS serves as the distributor for the Fund's shares in various jurisdictions pursuant to a written agreement.

      In 1997, 1998 and 1999 BIF paid a total of $193,023,  $185,795 and $30,194 in commissions to BFS, respectively. These figures represent 77%, 85% and 94% of the total commissions paid by BIF, respectively. The percentage of BIF's aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 74%, 88% and 82% respectively.

      BIF paid brokerage commissions of $31,992 in 1999, $217,957 in 1998 and $247,987 in 1997.

      In 1999, the Fund paid $53,558 in commissions to BFS. This figure represents 88% of the commissions paid by the Fund. The percentage of the Fund's aggregate dollar amount of transactions involving the payment of commissions effected through BFS was 65%.

      The Fund paid commissions of $93,074 in 1999. The aggregate amounts paid by BIF and the Fund was lower than the commissions paid by the Fund's predecessor in the previous two years. The decline was due to the fact that the net assets of BIF and the Fund declined during the year and the amount of the trading by BIF and the Fund decreased.

      The Adviser has other advisory clients which include individuals, trusts and pension and profit sharing funds, and an investment company, some of which have similar investment objectives to the Fund. As such, there will be times when the Adviser may recommend purchases and/or sales of the same portfolio securities for the Fund and its other clients. In such circumstances, it will be the policy of the Adviser to allocate purchases and sales as well as expenses incurred in the transactions among the Fund and its other clients in a manner which the Adviser deems equitable, taking into consideration such factors as size of account, concentration of holdings, investment objectives, tax status, cash availability, purchase cost, holding period and other pertinent factors relative to each account.

Simultaneous transactions could adversely affect the ability of the Fund to obtain or dispose of the full amount of a security which it seeks to purchase or sell or the price at which such security can be purchased or sold.



                         COMPUTATION OF NET ASSET VALUE

      (See also "Shareholder Information - Buying Shares" in the Prospectus.)

      The net asset value per share of the Fund is determined by dividing the total value of the Fund's investments and other assets, less any liabilities, by the total number of outstanding shares of the Fund. Net asset value per share is determined as of the close of regular trading on the New York Stock Exchange (the "Exchange") (ordinarily 4:00 p.m. Eastern Time) on each day that the Exchange is open and is effective as of the time of computation.


                                 SHARE PURCHASES

      (See also "Shareholder Information" in the Prospectus.)

      The Fund offers shares for sale on a continuous basis. The Fund does not impose a sales charge (load) on the purchase of the Fund's shares. The offering price of shares of the Fund is the net asset value per share next determined after receipt by the Transfer Agent or a broker authorized by the Fund to receive orders for the purchase of shares. The net asset value of shares can be expected to fluctuate daily.

      The minimum initial investment is $3,000 per investor. This investment may be divided by a single investor among different investment accounts in the Fund that total $3,000 in the aggregate or between accounts in the Fund and the Berwyn Fund series of the Trust. Subsequent investments must be at least $250 per account. The minimum initial investment for Individual Retirement Accounts ("IRAs") is $1,000. The minimum is $250 for a spousal IRA. Subsequent investments in IRAs must be at least $250. There are no minimum requirements for pension and profit sharing plans or custodial accounts for minors.

      The Fund reserves the right to reduce or waive the minimum purchase requirements in certain cases where subsequent and continuing purchases are contemplated.


                                   DISTRIBUTOR

      (See also "Distributor" in the Prospectus.)

      Shares of the Fund are offered to the public at net asset value, without the imposition of a sales load. The Fund does not have a principal underwriter.
      BFS, a broker-dealer registered with the SEC and a member of the NASD, is a current distributor of the Fund's shares, pursuant to a selling agreement which became effective April 30, 1999 (the "Selling Agreement"). Under the Selling Agreement, BFS is the non-exclusive agent in certain jurisdictions for the Fund's continuous offering of shares and does not receive any compensation from the Fund. The jurisdictions in which BFS is the distributor are Arizona, Arkansas, Florida, Maryland, North Dakota, Nebraska, Texas, Vermont and West Virginia.

      The Selling Agreement provides that it will continue in effect from year to year only so long as such continuance is approved at least annually by the Trust's Board of Trustees and by the vote of a majority of the Trustees who are not parties to the agreement or interested persons of any such party by vote cast in person at a meeting called for the purpose of voting on such approval. The Selling Agreement will terminate automatically in the event of its assignment.


                              REDEMPTION OF SHARES

      (See also "Redeeming Shares" in the Fund's Prospectus.)

      The Fund  will  redeem  all full and  fractional  shares  of the Fund upon receipt of a written request in proper form. The redemption price is the net asset value per share next determined after receipt of proper notice of redemption. In certain circumstances described in the Prospectus, the shareholder could receive, upon redemption of Fund shares, portfolio securities that were held by the Fund rather than cash. Shareholders liquidating their holdings will receive upon redemption all dividends reinvested through the date of redemption.



                         CALCULATION OF PERFORMANCE DATA

Yield

      The Fund's yield for the month ended December 31, 1999 was 8.92%.

      The yield was determined based upon the net investment income per share for the period December 1 to December 31, 1999. Expenses accrued for the period were subtracted from the interest and dividends accrued and the remainder was divided by daily average number of shares multiplied by maximum offering price per share. The number then obtained was annualized.

Total Return

      The average annual total return of the Fund for one year, five years and ten years ended December 31, 1999 are listed below:

                    One Year:         0.83%
                    Five Years:       8.51%
                    Ten Years:       10.05%

      The period of time for one year's performance is from January 1, 1999 to December 31, 1999. The dates for the five-year period are January 1, 1995 to December 31, 1999 and for the ten year period are from January 1, 1990 to December 31, 1999. To obtain the performance listed above, the Fund computed its average total return for each period of time. The Fund made this calculation by first determining the total return for a period and then using an exponential function based upon the number of years involved to obtain an average.

      The total return for a period is calculated by determining the redeemable value of $1,000 initial investment made at the beginning of the period, with dividends and capital gains reinvested on the reinvestment date, on the last day of the period and dividing that value by $1,000. The average annual total return for the period is calculated by taking the total return for the period and determining the annual average by using an exponential function based upon the number of years and any fraction thereof in the period.

      In addition to an average annual total return, the Fund calculates its total returns on a calendar year basis. Listed below are the Fund's total returns for the calendar years 1988 through 1999:



               January 1, 1988 - December 31, l988    11.3%

              January 1, 1989 - December 31, l989     11.9%

              January 1, 1990 - December 31, 1990     -0.13%

              January 1, 1991 - December 31, 1991     23.0%

              January 1, 1992 - December 31, 1992     21.7%

              January 1, 1993 - December 31, 1993     16.9%

              January 1, 1994 - December 31, 1994     -1.1%

              January 1, 1995 - December 31, 1995     21.0%

              January 1, 1996 - December 31, 1996     14.0%

              January 1, 1997 - December 31, 1997     13.4%

              January 1, 1998 - December 31, 1998     -4.57%

              January 1, 1999 - December 31, 1999      0.83%


      The Fund calculates the total return for a calendar year by determining the redeemable value of $1,000 investment made at the beginning of the year with dividends and capital gains reinvested on the reinvestment date, on last day of the year and dividing that value by $1,000.

      Annual average total return and the total returns for calendar year are based on historical performance and are not intended as an indication of future performance.


                               GENERAL INFORMATION

History and Capital Structure

      The Fund is a series of shares of The Berwyn Funds, a Delaware business trust formed under the laws of the State of Delaware on February 4, 1999. The Fund is the successor to BIF, a corporation organized under the laws of the Commonwealth of Pennsylvania on December 26, 1986, which was a no-load, diversified, open-end management investment company. In a reorganization approved by vote of the shareholders of BIF and accomplished on April 30, 1999, all the assets and liabilities of BIF were transferred to the Fund and the shareholders of BIF became the shareholders of the Fund. Thereafter the Fund has carried on the business of BIF.

      The Fund has authorized an unlimited number of shares of beneficial interest, without par value per share. Each share has equal voting, dividend, distribution and liquidation rights. There are no conversion or preemptive rights applicable to any shares of the Fund. All shares issued are fully paid and nonassessable. Fund shares do not have cumulative voting rights.

Custodian

      PFPC Trust Company, 400 Bellevue Parkway, Suite 108, Wilmington, DE 19809 is the custodian of the Fund. The custodian holds all securities and cash owned by the Fund and collects all dividends and interest due on the securities.

Independent Accountants

      PricewaterhouseCoopers LLP, 30 South 17th Street, Philadelphia, Pennsylvania are the independent accountants for the Fund. PricewaterhouseCoopers LLP performs an annual audit of the financial statements of the Fund.

Litigation

      The Fund is not involved in any litigation or other legal proceedings.


                             DISTRIBUTION AND TAXES

Distributions of Net Investment Income

The Fund receives income generally in the form of dividends and interest on its investments. This income, less expenses incurred in the operation of the Fund, constitutes the Fund's net investment income from which dividends may be paid to you. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Distributions of Capital Gains

The Fund may derive capital gains and losses in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gains will be taxable to you as ordinary income. Distributions from net long-term capital gains will be taxable to you as long-term capital gain, regardless of how long you have held your shares in the Fund. Any net capital gains realized by the Fund generally will be distributed once each year, and may be distributed more frequently, if necessary, to reduce or eliminate excise or income taxes on the Fund.

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), capital gain distributions from the Fund's sale of securities held for more than five years may be subject to a reduced rate of tax.

Effect of Foreign Investments on Distributions

Most foreign exchange gains realized on the sale of debt securities are treated as ordinary income by the Fund. Similarly, foreign exchange losses realized on the sale of debt securities generally are treated as ordinary losses. These gains when distributed will be taxable to you as ordinary income, and any losses will reduce the Fund's ordinary income otherwise available for distribution to you. This treatment could increase or decrease the Fund's ordinary income distributions to you, and may cause some or all of the Fund's previously distributed income to be classified as a return of capital.

The Fund may be subject to foreign withholding taxes on income from certain foreign securities. This, in turn, could reduce ordinary income distributions to you.

Information on the Tax Character of Distributions

The Fund will inform you of the amount of your ordinary income dividends and capital gain distributions at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the close of each calendar year. If you have not held Fund shares for a full year, the Fund may designate and distribute to you, as ordinary income or capital gain, a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund.

Election to be Taxed as a Regulated Investment Company

Each series of the Trust is treated as a separate entity for federal income tax purposes. The Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). The Fund has qualified as a regulated investment company for its most recent fiscal year, and intends to continue to qualify during the current fiscal year. As a regulated investment company, the Fund generally pays no federal income tax on the income and gains it distributes to you. The Board reserves the right not to maintain the qualification of the Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gains, and distributions to you will be taxed as ordinary dividend income to the extent of the Fund's earnings and profits.

Excise Tax Distribution Requirements

To avoid federal excise taxes, the Code requires the Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. The Fund intends to declare and pay these distributions in December (or to pay them in January, in which case you must treat them as received in December) but can give no assurances that its distributions will be sufficient to eliminate all taxes.

Redemption of Fund Shares

Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of the Berwyn Fund, the Rodney Square Fund or the Rodney Square Tax-Exempt Fund, the IRS will require that you report any gain or loss on your redemption or exchange. If you hold your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you hold your shares.

Beginning in the year 2001 for shareholders in the 15% federal income tax bracket (or in the year 2006 for shareholders in the 28% or higher bracket), gain from the sale of Fund shares held for more than five years may be subject to a reduced rate of tax.

Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gains distributed to you by the Fund on those shares.

All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in the Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares you buy.

U.S. Government Securities

States grant tax-free status to dividends paid to you from interest earned on certain U.S. government securities, subject in some states to minimum investment or reporting requirements that must be met by the Fund. Investments in Government National Mortgage Association or Federal National Mortgage Association securities, bankers' acceptances, commercial paper and repurchase agreements collateralized by U.S. government securities generally do not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

Dividends-Received Deduction for Corporations

If you are a corporate shareholder, you should note that 26.1% of the dividends paid by the Fund for the most recent fiscal year qualified for the dividends-received deduction. You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by the Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.

Investment in Complex Securities

The Fund may invest in complex securities. These investments may be subject to numerous special and complex tax rules. These rules could affect whether gains and losses recognized by the Fund are treated as ordinary income or capital gain, accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions) and/or defer the Fund's ability to recognize losses and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules may affect the amount, timing or character of the income distributed to you by the Fund.


                              FINANCIAL STATEMENTS

      The Fund's audited financial statements and notes thereto for the year ended December 31, 1999 and the report of PricewaterhouseCoopers LLP, the Fund's independent accountants, on such financial statements (the "Report") which are included in the Fund's 1999 Annual Report to Shareholders (the "Annual Report") are incorporated by reference in this SAI by amendment to the Trust's registration statement. A copy of the Annual Report accompanies this SAI and an investor may obtain a copy of the Annual Report without charge by writing to the Fund at the address on the cover of this SAI or calling (800) 992-6757.

                                   APPENDIX A

                         STANDARD & POOR'S BOND RATINGS



     Standard & Poor's Ratings Group gives ratings to bonds that range from AAA to D. The Fund may invest in bonds with ratings of CC above.
Definitions of these ratings are set forth below.

      AAA Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

      AA Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

      A Debt rated A has a strong capacity to pay interest and principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

      BB,B, CCC, CC
           Debt rated BB, B, CCC and CC is regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      D Debt rated D is in default, and payment of interest and/or repayment of principal is in arrears.

                                   APPENDIX B

                              MOODY'S BOND RATINGS



         Moody's Investors Service, Inc. gives ratings to bonds that range from Aaa to D. Definitions of these ratings are set forth below. The Fund may invest in bonds with any ratings of Caa or better.

Aaa   -  These  bonds are  judged to be of the best  quality.  They  carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure.

Aa    -  These bonds are judged to be of high quality by all  standards.  They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A     -  These are bonds which possess many  favorable  investment  attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa   -  These bonds are considered as medium grade  obligations,  i.e.,  they are neither highly protected nor poorly secured. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba    -  These are bonds  judged to have  speculative  elements;  their future
         cannot  be  considered  as  well  assured.   Uncertainty   of  position
         characterizes bonds in this class.

B     -  These  bonds  generally  lack   characteristics   of  the  desirable
         investment.   Assurance  of  interest  and  principal  payments  or  of
         maintenance of other terms of the contract over any long period of time may be small.

Caa   -  These are bonds of poor  standing.  Such  issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca    -  These bonds  represent  obligations  which are  speculative in a high degree. Such issues are often in default or have other market shortcomings.

C     -  These are the lowest  rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

                            THE BERWYN FUNDS (16/18)

                                     PART C
                                OTHER INFORMATION

ITEM 23.  EXHIBITS.

(a)   Articles of Incorporation [or corresponding instruments].

      (1)  Registrant's Agreement and Declaration of Trustdated
           February 4, 1999.
           Incorporated herein by reference to:
           Filing:      Post-Effective Amendment No. 14/16 to Registrant's
                        Registration Statement on Form N-1A.
           File Nos.    33-14604 and 811-04963.
           Filing Date: February 12, 1999.

      (2)  Registrant's  Certificate of Trust dated February   4,  1999.
           Incorporated herein by reference to:
           Filing:      Post-Effective Amendment No. 14/16 to Registrant's
                        Registration Statement on Form N-1A.
           File Nos.    33-14604 and 811-04963.
           Filing Date: February 12, 1999.

(b)   By-Laws.
      ELECTRONICALLY FILED HEREWITH AS Exhibit No. EX-99.b.

(c)   Instrument Defining Rights of Security Holders.

      Not Applicable.

(d)   Investment Advisory Contracts.

      (1) Investment Advisory Services Agreement between Registrant and the Killen Group, Inc. on behalf of the Berwyn Fund.
           ELECTRONICALLY FILED HEREWITH AS Exhibit No. EX-99.d.1.

      (2)  Investment  Advisory Services  Agreement  between  Registrant and the
           Killen   Group,   Inc.   on  behalf  of  the  Berwyn   Income   Fund.
           ELECTRONICALLY FILED HEREWITH AS Exhibit No. EX-99.d.2.

(e)   Underwriting Contracts.

      Selling Agreement between Registrant and Berwyn Financial Services, Inc. Incorporated herein by reference to:
      Filing:      Post-Effective Amendment No. 14/16 to Registrant's
                   Registration Statement on Form N-1A.
      File Nos.    33-14604 and 811-04963.
      Filing Date: February 12, 1999.

(f)   Bonus or Profit Sharing Contracts.

      Not Applicable.

(g)   Custodian Agreements.

      Custodian Servicing Agreement between Registrant and PFPC Trust Co. Incorporated herein by reference to:
      Filing:      Post-Effective Amendment No. 15/17 to Registrant's
                   Registration Statement on Form N-1A.
      File Nos.    33-14604 and 811-04963.
      Filing Date: April 27, 1999.

(h)   Other Material Contracts.

      Transfer Agency Agreement between Registrant and PFPC, Inc.
      Incorporated herein by reference to:
      Filing:       Post-Effective Amendment No. 15/17 to Registrant's
                    Registration Statement on Form N-1A.
      File Nos.     33-14604 and 811-04963.
      Filing Date:  April 27, 1999.

(i)   Legal Opinion.

      Opinion and Consent of Counsel as to the legality of the securities issued by the Registrant.
      ELECTRONICALLY FILED HEREWITH AS EXHIBIT No. EX-99.i.

 (j)  Other Opinions.

      Consent of PricewaterhouseCoopers LLP.
      ELECTRONICALLY FILED HEREWITH AS EXHIBIT No. EX-99.j.

(k)   Omitted Financial Statements.

      Not Applicable.

(l)   Initial Capital Agreements.

      Not Applicable.

(m) Rule 12b-1 Plan.

      Not Applicable.

(n) Rule 18f-3 Plan.

      Not Applicable.

(o)   Powers-of-Attorney.

      (1) Power-of-Attorney dated February 4, 1999, appointing Edward A. Killen, II and Kevin M. Ryan, Esquire as attorney-in-fact for the Registrant.
           Incorporated herein by reference to:
           Filing:       Post-Effective Amendment No. 14/16 to Registrant's
                         Registration Statement on Form N-1A.
           File Nos.     33-14604 and 811-04963.
           Filing Date:  February 12, 1999.

      (2) Power-of-Attorney dated February 4, 1999, appointing Robert E. Killen and Kevin M. Ryan, Esquire as attorney-in-fact for the Registrant.
           Incorporated herein by reference to:
           Filing:       Post-Effective Amendment No. 14/16 to Registrant's
                         Registration Statement on Form N-1A.
           File Nos.     33-14604 and 811-04963.
           Filing Date:  February 12, 1999.

(p) Codes of Ethics.

      (1)  Code of Ethics of Registrant.
           ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.p.1.

      (2) Code of Ethics of Adviser.
           ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.p.2.

      (3) Code of Ethics of Underwriter.
           ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.p.3.

Item 24.  Persons Controlled by or Under Common Control with the Fund.

The Fund is not under common control with any person and does not control directly or indirectly any person.



Item 25.  Indemnification.

      Article VII, Section 2 of the Registrant's Agreement and Declaration of Trust incorporated herein by reference, which provides for indemnification, as set forth below, with respect to Officers and Trustees of the Trust:

      (a) To the fullest extent that limitations on the liability of Trustees and officers are permitted by the DBTA, the Officers and Trustees shall not be responsible or liable in any event for any act or omission of any agent, employee, Investment Adviser or Principal Underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Trust, out of the Trust Property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Trust. This limitation on liability applies to events occurring at the time a Person serves as a Trustee or officer of the Trust whether or not such Person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Trust or any Shareholder to which such Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Person's office.

      (b) Every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person's capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of this Section 2 of this Article VII.

Registrant's By-Laws, filed herewith, provide the following under Article VI:

Section 2. ACTIONS OTHER THAN BY TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Trust) by reason of the fact that such person is or was an agent of the Trust, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Trust and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Trust or that the person had reasonable cause to believe that the person's conduct was unlawful.

Section 3. ACTIONS BY TRUST. The Trust shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Trust to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Trust, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Trust and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Section 4. EXCLUSION OF INDEMNIFICATION. Notwithstanding any provision to the contrary contained herein, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with the Trust.

No indemnification shall be made under Sections 2 or 3 of this Article:

      (a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

      (b) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

      (c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of this Article is obtained.

Section 5. SUCCESSFUL DEFENSE BY AGENT. To the extent that an agent of the Trust has been successful on the merits in defense of any proceeding referred to in Sections 2 or 3 of this Article or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board, including a majority who are Disinterested Trustees and not parties to such proceeding, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to in Section 4 of this Article.

Section 6. REQUIRED APPROVAL. Except as provided in Section 5 of this Article, any indemnification under this Article shall be made by the Trust only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in Sections 2 or 3 of this Article and is not prohibited from indemnification because of the disabling conduct set forth in Section 4 of this Article, by:

      (a) A majority vote of a quorum consisting of trustees who are not parties to the proceeding and are Disinterested Trustees; or

      (b) A written opinion by an independent legal counsel.

Section 7. ADVANCEMENT OF EXPENSES. Expenses incurred in defending any proceeding may be advanced by the Trust before the final disposition of the proceeding on receipt of an undertaking by or on behalf of the agent to repay the amount of the advance unless it shall be determined ultimately that the agent is entitled to be indemnified as authorized in this Article, provided the agent provides a security for his undertaking, or a majority of a quorum of the Disinterested Trustees who are not parties to such proceeding, or an independent legal counsel in a written opinion, determine that based on a review of readily available facts, there is reason to believe that said agent ultimately will be found entitled to indemnification.


Item 26.  Business and Other Connections of the Investment Adviser.

      Robert E. Killen, President and a Trustee of the Fund, is Chairman and Chief Executive Officer of The Killen Group, Inc., the investment adviser (the "Adviser") to each series of shares of Registrant. He is a Director and shareholder of Berwyn Financial Services Corp. ("BFS"), a registered broker-dealer and a distributor of the Registrant's shares.

      Edward A. Killen, II is Vice President and a Director of the Adviser. He is also a Director, officer and shareholder of BFS.

      For information as to any other business, profession, vocation or employment of a substantial nature in which each Director or officer of the Adviser is or has been engaged for his own account or in the capacity of Director, officer, employee, partner or trustee within the last two fiscal years of the Registrant, reference is made to the Adviser's Form ADV (File #801-18770) currently on file with the U.S. Securities and Exchange Commission as required by the Investment Advisers Act of 1940, as amended.

Item 27.  Principal Underwriters.

(a)   None.

(b)

Name & Principal        Position & Offices     Positions & Offices
Business Address        with BFS               with the Registrant

                        Director               President and Trustee
Robert E. Killen
1199 Lancaster Avenue
Berwyn, PA  19132
Edward A. Killen, II    Secretary and Director Portfolio Manager of
1189 Lancaster Avenue                          the Berwyn Income Fund
Berwyn, PA  19132

Kevin M. Ryan           President, Treasurer   Secretary and
1199 Lancaster Avenue   and Director           Treasurer
Berwyn, PA  19132
----------------------------------------------------------------------

-------------------------------------------------------------------------------
(c)   None.


Item 28.  Location of Accounts and Records

           Accounts,   books  and  other  documents  that  are  required  to  be
maintained under Section 31(a) of the Investment Company Act of 1940, as amended, and the regulations thereunder are maintained as follows:

           1) Journals detailing the purchase and sale of securities, the receipt and delivery of securities, receipt and disbursement of cash and all other debits and credits will be in the physical possession of Kevin
      M. Ryan at 1189 Lancaster Avenue, Berwyn, PA 19312.

           2) Ledgers reflecting all asset, liability, reserve, capital, income and expense accounts as well as ledgers containing the information required for each portfolio security, for each broker-dealer, bank or other person through whom transactions in portfolio securities are effected and for each shareholder of record in the investment company will be maintained in the physical possession of Kevin M. Ryan, 1189 Lancaster Avenue, Berwyn, PA 19312.

           3) The Agreement and Declaration of Trust, the By-Laws, the minutes of shareholders and Trustees' meetings will be maintained under the control of Kevin M. Ryan, 1189 Lancaster Avenue, Berwyn, PA 19312.

           4) A record of all brokerage orders and a record of all portfolio purchases and sales will be maintained under the control of Kevin M.
      Ryan, 1189 Lancaster Avenue, Berwyn, PA  19312.

           5) Monthly trial balances for all ledger accounts, a quarterly record of broker commissions, a record identifying persons authorizing the purchase or sale of portfolio securities and files of all advisory material received from the Adviser will be under the control of Kevin M. Ryan, 1189 Lancaster Avenue, Berwyn, PA 19312.

           6) Records required to be maintained by the Adviser will be under the control of Robert E. Killen, 1189 Lancaster Avenue, Berwyn, PA 19312.



Item 29.  Management Services.

           None.

Item 30.  Undertakings.

       The Fund has placed information required by Item 5 of the Form N-1A in the latest annual report to shareholders and undertakes to furnish each person to whom a prospectus is delivered with a copy of the Fund's latest annual report to shareholders upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Berwyn, and the Commonwealth of Pennsylvania on the 28th day of April, 2000.

                                THE BERWYN FUNDS


                               By:  /S/ ROBERT E. KILLEN
                                   Robert E. Killen, President


      Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

Signature               Title                       Date


/S/ ROBERT E. KILLEN    President and Trustee       April 28, 2000
ROBERT E. KILLEN


/S/ KEVIN M. RYAN       Treasurer (Chief Financial  April 28, 2000
KEVIN M. RYAN           Officer)


/S/ DENIS P. CONLON*    Trustee                     April 28, 2000
DENIS P. CONLON


/S/ DEBORAH D. DORSI*   Trustee                     April 28, 2000
DEBORAH D. DORSI


*  By /S/ KEVIN M. RYAN
      Kevin M. Ryan, as attorney-in-fact for such person, pursuant to a Power of Attorney filed herewith with the U.S. Securities and Exchange Commission

                                  EXHIBIT INDEX

Form N-1A Exhibit   Edgar Exhibit
Number              Number           Description

23(b)               EX-99.b          By-Laws

23(d)(1)            EX-99.d.1        Investment Advisory Services
                                     Agreement for Berwyn Fund

23(d)(2)            EX-99.d.2        Investment Advisory Services
                                     Agreement for Berwyn Income Fund

23(i)               EX-99.i          Legal Opinion

23(j)               EX-99.j          Consent of PricewaterhouseCoopers
                                       LLP

23(p)(1)            EX-99.p.1        Code of Ethics of Registrant

23(p)(2)            EX-99.p.2        Code of Ethics of Adviser

23(p)(3)            EX-99.p.3        Code of Ethics of Underwriter